PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                     VARIABLE AND FIXED ANNUITY CONTRACTS

                                   issued by

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                      AND

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA



THIS  IS NOT A PROSPECTUS.  THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD
BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 28, 1997, FOR THE INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE
THE  COMPANY  AT:    P.O.  BOX  8794,  WILMINGTON, DELAWARE  19899-8794,
(800) 344-6864.


     THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  IS  DATED MAY 28, 1997.




                               TABLE OF CONTENTS

                                                                         PAGE

Company

Experts

Legal  Opinions

Distributor

Yield  Calculation  For  Money  Market  Subaccounts

Performance  Information

Annuity  Provisions

Financial  Statements







                                    COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                    EXPERTS

The consolidated financial statements and schedules of the Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996, and the Statement of Assets and Liabilities of the Separate Account A as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                                  DISTRIBUTOR

Equitable of Iowa Securities Network, Inc. ("Securities Network") acts as the distributor. Securities Network is an affiliate of the Company and is registered as a broker-dealer. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation.
For the seven calendar days ended December 31, 1997, the annualized yield and effective yield for the Money Market Subaccount were 3.40% and
3.46%, respectively.    For  the  seven  calendar  days ended December 31,
1997, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 3.43% and 3.49%, respectively.



The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                            PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense
Risk Charge, a .15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC Standard Average Annual Total Return
The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is

                                  n
                        P (1 + T )  = ERV


       P =   a  hypothetical  initial  payment  of  $1,000
       T =   average  annual  total  return
       n =   number  of  years
     ERV =   ending  redeemable  value at the end of the time periods used
             (or  fractional  portion  thereof)  of  a  hypothetical  $1,000 payment  made  at  the  beginning  of  the  time  periods  used.



SEC Standard 30-Day Yield for Non-Money Market SubAccounts
In addition to total return data, the Company may include yield information in its advertisements. For each Subaccount (other than the Money Market Subaccounts) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                      Yield =    a-b       6
                             [2(_____  + 1)  - 1]
                                  cd

Where:

       a  =    Net  investment  income  earned  during the period by the
               Portfolio attributable  to  shares  owned  by  the  Subaccount.

       b  =    Expenses  accrued  for  the  period  (net  of reimbursements).

       c  =    The  average  daily  number  of  Accumulation Units outstanding during  the  period.

       d  =    The  maximum  offering  price per Accumulation Unit on the last day  of  the  period.


Average Annualized Total Return for the SubAccounts presented on a standarized basis for the period ending December 31, 1996 were as follows:


Returns for Equi-Select Product:

Subaccounts Investing in:
                                   One Year Period Inception to   Subaccount
                                   Ended 12/31/96     12/31/96  Inception Date
                                   ____________________________________________
EQUI-SELECT SERIES TRUST
Money Market Portfolio                     (5.32)%       (0.04)%      10/07/94
Advantage Portfolio                        (3.78)%        2.86%       10/07/94
International Fixed Income
 Portfolio                                 (4.63)%        5.66%       10/07/94
Mortgage-Backed Securities
 Portfolio                                 (6.28)%        4.26%       10/07/94
OTC Portfolio                              10.63%        20.05%       10/07/94
Research Portfolio                         13.40%        20.82%       10/07/94
Total Return Portfolio                      3.84%        11.82%       10/07/94
Value + Growth Portfolio                     N/A          5.98%       04/01/96
Growth & Income Portfolio                    N/A         16.63%       04/01/96

WARBURG PINCUS TRUST
International Equity Portfolio               N/A         (5.39)%      04/01/96



Returns for PrimElite Product:

Subaccounts Investing in:
                                   One Year Period Inception to   Subaccount
                                   Ended 12/31/96     12/31/96  Inception Date
                                   ____________________________________________

TRAVELERS SERIES FUND INC.
Smith Barney Money Market Portfolio        (5.03)%       (1.33)%      05/24/95
Smith Barney Income and Growth
 Portfolio                                  9.74%        18.55%       04/05/95
Smith Barney International Equity
 Portfolio                                  7.87%        14.39%       03/27/95
Smith Barney High Income Portfolio          3.33%         8.41%       04/28/95

SMITH BARNEY SERIES FUND
Appreciation Portfolio                       N/A          4.21%       03/22/96

EQUI-SELECT SERIES TRUST
OTC Portfolio                              10.59%        20.01%       10/07/94
Research Portfolio                         13.26%        20.68%       10/07/94
Total Return Portfolio                      3.86%        11.84%       10/07/94



Nonstandard Total Return
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge or Annual Contract Maintenance Charge.


Total Return for the SubAccounts presented on a nonstandarized basis for the period ending December 31, 1996 were as follows:


Subaccounts Investing in:
                                   One Year Period Inception to  Subaccount
                                   Ended 12/31/96     12/31/96  Inception Date
                                   __________________________________________
EQUI-SELECT SERIES TRUST
Money Market Portfolio                       3.37%        3.49%     10/07/94
Advantage Portfolio                          4.57%        5.85%     10/07/94
International Fixed Income Portfolio         3.53%        8.32%     10/07/94
Mortgage-Backed Securities Portfolio         1.92%        7.02%     10/07/94
OTC Portfolio                               18.79%       22.34%     10/07/94
Research Portfolio                          21.61%       23.15%     10/07/94
Total Return Portfolio                      12.09%       14.41%     10/07/94
Value + Growth Portfolio                      N/A        14.15%     04/01/96
Growth & Income Portfolio                     N/A        24.86%     04/01/96

WARBURG PINCUS TRUST
International Equity Portfolio                N/A         2.77%     04/01/96

TRAVELERS SERIES FUND INC.
Smith Barney Money Market Portfolio          3.47%        3.61%     05/24/95
Smith Barney Income and Growth Portfolio    18.13%       22.44%     04/05/95
Smith Barney International Equity Portfolio 16.08%       18.13%     03/27/95
Smith Barney High Income Portfolio          11.66%       12.67%     04/28/95

SMITH BARNEY SERIES FUND
Appreciation Portfolio                        N/A        12.46%     03/22/96



Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus - "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
















                                           Financial Statements

                                 Equitable Life Insurance Company of Iowa

                               Years ended December 31, 1996, 1995 and 1994
                                   with Report of Independent Auditors








































                   Equitable Life Insurance Company of Iowa

                             Financial Statements


                 Years ended December 31, 1996, 1995 and 1994






                                  Contents

Report of Independent Auditors

Audited Financial Statements

Consolidated Balance Sheets
Consolidated Statements of Income
Consolidated Statements of Changes in Stockholder's Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements











































                         Report of Independent Auditors





The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying consolidated balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies) as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. Our audits also included the financial statement schedules in the Index at Item 24. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Equitable Life Insurance Company of Iowa at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, in 1994 the Company changed its method of accounting for certain investments in debt securities.

                                                      /S/ Ernst & Young LLP
Des Moines, Iowa
February 11, 1997







                    Equitable Life Insurance Company of Iowa
                          Consolidated Balance Sheets
                  (Dollars in thousands, except per share data)

                                                            December 31
                                                         1996          1995
                                                     __________________________
Assets
Investments
 Fixed maturities,
  available for sale, at fair value
   (cost: 1996 - $7,282,582; 1995 - $6,884,837)       $7,456,401    $7,352,211
 Equity securities of unaffiliated companies, at
  fair value (cost: 1996 - $48,821; 1995 - $49,789)       77,148        50,595
 Equity security of affiliated company, at fair
  value (cost: 1996 and 1995 - $618)                       5,138         3,599
 Mortgage loans on real estate                         1,689,088     1,169,456
 Real estate, less allowance for depreciation
  of $4,588 in 1996 and $4,804 in 1995                     8,613        13,960
 Policy loans                                            185,853       182,423
 Short-term investments                                   15,852        35,282
                                                     __________________________
Total investments                                      9,438,093     8,807,526

Cash and cash equivalents                                 11,741        10,390

Securities and indebtedness of related parties             7,872        13,755

Accrued investment income                                131,152       122,834

Notes and other receivables                               21,062        32,395

Deferred policy acquisition costs                        721,690       554,179

Property and equipment, less allowance for
 depreciation of $13,105 in 1996 and $9,628 in 1995        9,620         8,026

Intangible assets, less accumulated amortization
 of $632 in 1996 and $558 in 1995                          2,343         2,417

Other assets                                              82,031        47,991

Due from affiliates                                        5,039         1,995

Separate account assets                                  450,632       171,881

                                                     __________________________
Total assets                                         $10,881,275    $9,773,389
                                                     ==========================







See accompanying notes.
                    Equitable Life Insurance Company of Iowa
                     Consolidated Balance Sheets (continued)
                  (Dollars in thousands, except per share data)

                                                            December 31
                                                         1996          1995
                                                     __________________________
Liabilities and stockholder's equity
Policy liabilities and accruals:
 Future policy benefits:
  Annuity and interest sensitive life products        $8,389,888    $7,500,494
  Traditional life insurance products                    712,296       718,110
  Unearned revenue reserve                                18,398        14,326
 Other policy claims and benefits                          7,481         8,980
                                                     __________________________
                                                       9,128,063     8,241,910

Other policyholders' funds:
 Advance premiums and other deposits                         597           691
 Accrued dividends                                        12,807        12,715
                                                     __________________________
                                                          13,404        13,406

Deferred income taxes                                     43,201       113,171
Due to affiliates                                          8,518         5,175
Other liabilities                                        188,493       180,452
Separate account liabilities                             450,632       171,881
                                                     __________________________
Total liabilities                                      9,832,311     8,725,995

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $1.00 per share -
  authorized 7,500,000 shares, issued and
  outstanding 5,000,300 shares                             5,000         5,000
 Additional paid-in capital                              274,009       274,009
 Unrealized appreciation (depreciation) of
  securities at fair value                               108,968       212,719
 Retained earnings                                       660,987       555,666
                                                     __________________________
Total stockholder's equity                             1,048,964     1,047,394
                                                     __________________________
Total liabilities and stockholder's equity           $10,881,275    $9,773,389
                                                     ==========================











See accompanying notes.
                    Equitable Life Insurance Company of Iowa
                       Consolidated Statements of Income
                            (Dollars in thousands)

                                                 Year ended December 31
                                           1996          1995          1994
                                        _______________________________________
Revenues:
 Annuity and interest sensitive life
  product charges                          $62,638       $51,466       $43,767
 Traditional life insurance premiums        39,566        43,425        46,265
 Net investment income                     705,074       638,056       521,646
 Realized gains on investments              16,213         9,524        19,697
 Other income                                  730         8,883         8,297
                                        _______________________________________
                                           824,221       751,354       639,672
Benefits and expenses:
 Annuity and interest sensitive life
  benefits:
  Interest credited to account balances    437,702       390,039       320,312
  Benefit claims incurred in excess of
   account balances                          7,892        10,396         8,877
 Traditional life insurance benefits        44,316        68,338        56,923
 Increase (decrease) in future
  traditional policy benefits               (1,243)       (6,867)        3,350
 Distributions to participating
  policyholders                             25,209        25,125        24,988
 Underwriting, acquisition and
  insurance expenses:
  Commissions                              130,379       146,224       157,028
  General Expenses                          48,461        40,867        43,328
  Insurance Taxes                            7,391        45,472         9,961
  Policy acquisition costs deferred       (156,041)     (178,133)     (193,263)
  Amortization:
   Deferred policy acquisition costs        79,306        72,537        50,921
   Goodwill                                     74            74            74
                                        _______________________________________
                                           623,446       614,072       482,499

 Interest expense                            1,880         2,565         2,069
 Other expenses                                  1            (9)        1,880
                                        _______________________________________
                                           625,327       616,628       486,448
                                        _______________________________________
                                           198,894       134,726       153,224

Income taxes                                69,486        47,233        53,262
                                        _______________________________________
                                           129,408        87,493        99,962
Equity income (loss), net of related
 income taxes                                  (87)           17           (39)
                                        _______________________________________
Net income                                $129,321       $87,510       $99,923
                                        =======================================


See accompanying notes.
                    Equitable Life Insurance Company of Iowa
           Consolidated Statements of Changes in Stockholder's Equity
                             (Dollars in thousands)

                                                 Unreal-
                                                   ized
                                                  Appre
                                                 ciation
                                                  (Depre
                                                 ciation)
                                        Addi-       of                  Total
                                       tional   Securities             Stock-
                              Common   Paid-In   at Fair   Retained   holder's
                              Stock    Capital    Value    Earnings    Equity
                             ___________________________________________________
Balance at January 1, 1994    $5,000  $224,009     $3,009  $368,233    $600,251
 Cumulative effect of change
  in accounting principle
  regarding fixed maturity
  securities                      --        --     22,516        --      22,516
 Net income for 1994              --        --         --    99,923      99,923
 Unrealized depreciation
  of securities at fair
  value                           --        --    (49,845)       --     (49,845)
                             ___________________________________________________
Balance at December 31, 1994   5,000   224,009    (24,320)  468,156     672,845
 Net income for 1995              --        --         --    87,510      87,510
 Unrealized appreciation
  of securities at fair
  value                           --        --    237,039        --     237,039
 Contributions from parent        --    50,000         --        --      50,000
                             ___________________________________________________
Balance at December 31, 1995   5,000   274,009    212,719   555,666   1,047,394
 Net income for 1996              --        --         --   129,321     129,321
 Dividends paid to parent         --        --         --   (24,000)    (24,000)
 Unrealized depreciation
  of securities at fair
  value                           --        --   (103,751)       --    (103,751)
                             ___________________________________________________
Balance at December 31, 1996  $5,000  $274,009   $108,968  $660,987  $1,048,964
                             ===================================================















See accompanying notes.
                    Equitable Life Insurance Company of Iowa
                     Consolidated Statements of Cash Flows
                           (Dollars in thousands)

                                                 Year ended December 31
                                           1996          1995          1994
                                        _______________________________________
Operating activities
Net income                                $129,321       $87,510       $99,923
Adjustments to reconcile net income to
 net cash provided by operations:
 Adjustments related to annuity and
  interest sensitive life products:
  Interest credited to account balances    434,621       390,039       320,312
  Charges for mortality and
   administration                          (63,398)      (54,308)      (46,280)
  Change in unearned revenues                1,226          (293)         (449)
 Increase (decrease) in traditional life
  policy liabilities and accruals           (3,582)        2,758         3,750
 Decrease in other policyholders' funds         (2)         (756)         (130)
 Increase in accrued investment income      (8,318)      (16,875)      (13,486)
 Policy acquisition costs deferred        (156,041)     (178,133)     (193,263)
 Amortization of deferred policy
  acquisition costs                         79,306        72,537        50,921
 Change in other assets, other
  liabilities, and accrued income taxes    (13,270)       42,496        27,372
 Provision for depreciation and
  amortization                                 982        (8,449)       (1,089)
 Provision for deferred income taxes            --         1,117         9,958
 Share of losses (equity in earnings)
  of related parties                           133           (27)           51
 Realized gains on investments             (16,213)       (9,524)      (19,697)
                                        _______________________________________
Net cash provided by operating
 activities                                384,765       328,092       237,893

Investing activities
Sale, maturity or repayment of investments:
 Fixed maturities - available for sale     525,164       145,173       204,847
 Fixed maturities - held for investment         --       203,395       286,844
 Equity securities                          16,358         6,572            --
 Mortgage loans on real estate              80,257        53,544        47,886
 Real estate                                 7,414         2,030         5,662
 Policy loans                               32,417        28,436        30,397
 Short-term investments - net               19,431        10,514        12,294
                                        _______________________________________
                                           681,041       449,664       587,930
Acquisition of investments:
 Fixed maturities - available for sale    (902,978)     (943,285)     (181,303)
 Fixed maturities - held for investment         --       (59,759)   (1,422,409)
 Equity securities                         (14,523)      (32,097)      (23,101)
 Mortgage loans on real estate            (599,802)     (612,449)     (314,255)
 Real estate                                  (710)       (1,018)         (876)
 Policy loans                              (35,847)      (34,411)      (29,996)
                                        _______________________________________
                                        (1,553,860)   (1,683,019)   (1,971,940)

See accompanying notes.
                    Equitable Life Insurance Company of Iowa
                 Consolidated Statements of Cash Flows (continued)
                            (Dollars in thousands)

                                               Year ended December 31
                                           1996          1995          1994
                                        _______________________________________
Investing activities (continued)
Disposal of investments accounted for
 by the equity method                         $790          $498          $489
Additions to investments accounted for
 by the equity method                       (2,500)           --        (1,376)
Repayments of notes receivable                 200         1,317           221
Issuance of notes receivable                    --            --        (2,438)
Sales of property and equipment                177           109           281
Purchases of property and equipment         (5,592)       (3,397)       (3,052)
                                        _______________________________________
Net cash used in investing activities     (879,744)   (1,234,828)   (1,389,885)

Financing activities
Proceeds from line of credit borrowing     592,289       754,104     1,053,746
Repayment of line of credit borrowing     (592,289)     (754,104)   (1,053,746)
                                        _______________________________________
                                                --            --            --
Receipts from annuity and interest
 sensitive life policies credited to
 policyholder account balances           1,498,885     1,691,189     1,746,108
Return of policyholder account balances
 on annuity policies and interest
 sensitive life policies                  (978,555)     (835,893)     (586,762)
Contributions from parent                       --        50,000            --
Dividends paid to parent                   (24,000)           --            --
                                        _______________________________________
Net cash provided by financing
 activities                                496,330       905,296     1,159,346
                                        _______________________________________
Increase (decrease) in cash and cash
 equivalents                                 1,351        (1,440)        7,354

Cash and cash equivalents at beginning
 of year                                    10,390        11,830         4,476
                                        _______________________________________
Cash and cash equivalents at end of year   $11,741       $10,390       $11,830
                                        =======================================

Supplemental disclosures of cash flow
 information
Cash paid during the year for:
 Interest                                   $1,876        $2,567        $2,070
 Income taxes                               69,171        33,490        60,610
Noncash investing and financing
 activities:
 Foreclosure of mortgage loans,
  including taxes and costs
  capitalized ($15) in 1996                    690            --           250

See accompanying notes.
                   Equitable Life Insurance Company of Iowa

                  Notes to Consolidated Financial Statements

                            December 31, 1996


1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Equitable Life Insurance Company of Iowa ("the Company") is a wholly-owned subsidiary of Equitable of Iowa Companies ("parent"). The Company and USG Annuity & Life Company ("USG") offer various insurance products including deferred and immediate fixed annuities, variable annuities and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers and financial institutions. The Company's primary customers are individuals.

Consolidation

The consolidated financial statements include the Company and its subsidiaries. The Company's principal subsidiaries are USG, Equitable American Insurance Company ("EAIC") and Equitable Companies. At December 31, 1996 and 1995, all subsidiaries are wholly owned. All significant intercompany accounts and transactions have been eliminated.

Investments

Fixed maturities: Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities. Pursuant to SFAS No. 115, fixed maturity securities are designated as either "available for sale", "held for investment" or "trading". Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs, policy reserves and deferred income taxes. At December 31, 1996 and 1995, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date. Securities the Company has the positive intent and ability to hold to maturity are designated as "held for investment". Held for investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the fair value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Sales of securities designated as held for investment are severely restricted by SFAS No. 115. Securities bought and held principally for the purpose of selling them in the near term are designated as trading securities. Unrealized gains and losses on trading securities are included in current earnings. Transfers of securities between categories are restricted and are recorded at fair value at the time of the transfer. Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments (continued)

the securities' expected lives.

Equity securities: Equity securities (common and non-redeemable preferred stocks) are reported at estimated fair value if readily marketable or conversion value, if applicable, or at cost if not readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income.

Mortgage loans: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Real estate: Real estate, which includes real estate acquired through foreclosure, is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, or in-substance foreclosure, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or fair value at or before the foreclosure date. The carrying value of these assets is subject to review when events or circumstances indicate an impairment might exist. If the estimated undiscounted cash flows is less than the carrying amount of the assets, an impairment in value is deemed to exist and an impairment loss is recognized. The carrying value of the asset is written down to an amount representing the sum of the estimated undiscounted cash flows which becomes the asset's new cost basis.

Other investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Investments accounted for by the equity method include investments in, and advances to, various joint ventures and partnerships.

Fair values: Estimated fair values, as reported herein, of publicly traded fixed maturity securities are as reported by an independent pricing service. Fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of redeemable preferred stocks are as reported by the National Association of Insurance Commissioners ("NAIC"). Estimated fair values of equity securities are based on the latest quoted market prices

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments (continued)

or conversion value, if applicable. Estimated fair values of the Company's investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts. Fair values of equity securities which are not readily marketable, are estimated based upon values which are representative of the
fair values of issues of comparable yield and quality.   Realized gains and
losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Financial Instruments

Interest rate caps and cash settled put swaptions ("instruments") are reported at amortized cost and included in other assets. These instruments were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from extreme increases in interest rates. All outstanding instruments are designated as hedges and, therefore, are not reported at fair value. Premiums paid to purchase these instruments are deferred and amortized over the term of the instruments on a straight-line basis. The instruments do not require any additional payments by the Company. Any payments received in accordance with the terms of the instruments are recorded as an adjustment to interest credited. Unrealized gains and losses on these instruments and related assets or liabilities will not be recorded in income until realized.

Cash and Cash Equivalents

For purposes of the consolidated statement of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

Deferred Policy Acquisition Costs

Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. For annuity and interest sensitive life products, such costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross profits. This amortization is adjusted retrospectively, or "unlocked", when the Company revises its estimate of current or future gross profits to be realized from a group of products. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using principally the same assumptions for interest, mortality and withdrawals that are used for computing liabilities for future policy benefits subject to traditional "lock-in" concepts. Deferred policy acquisition costs are adjusted to reflect the pro-forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

Property and Equipment

Property and equipment primarily represent leasehold improvements at the Company's headquarters and at various agency offices, office furniture and equipment and capitalized computer software and are not considered to be significant to the Company's overall operations. Property and equipment are

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Property and Equipment (continued)

reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

Intangible Assets

Intangible assets include the value of various licenses acquired in conjunction with the purchase of USG which are being amortized over forty years using the straight-line method.

Future Policy Benefits

Future policy benefits for fixed annuity and interest sensitive life products, are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 11.00% during 1996, 3.35% to 11.35% during 1995 and 3.50%
to 11.35% during 1994.

The unearned revenue reserve primarily reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on fixed annuity and interest sensitive life products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

The liability for future policy benefits for traditional life insurance products has been calculated on a net-level premium basis. Interest assumptions range from 2.75% for 1956 and prior issues to a 9.00% level, graded to 6.00% after twenty years for current issues. Mortality, morbidity and withdrawal assumptions generally are based on actual experience. These assumptions have been modified to provide for possible adverse deviation from the assumptions. Future dividends for participating business (which accounted for 1.71% of premiums and 8.59% of life insurance in force in 1996) are provided for in the liability for future policy benefits.

Separate Accounts

Assets and liabilities of the separate accounts reported in the accompanying balance sheets represent funds that are separately administered principally for variable annuity contracts, as well as, the Company's defined pension benefit plan assets and liabilities. Contractholders, rather than the Company, bear the investment risk for variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets applicable to variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets carried at fair value of the underlying investments generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate accounts. The Company's separate account assets and liabilities for its pension plan

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Separate Accounts (continued)

represent the estimated fair values of the pension plan assets and associated liabilities. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Income.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration and surrender charges. The Company also receives investment advisory and investment management fees from the mutual funds underlying its variable products which is recorded in other income.

Recognition of Premium Revenues and Costs

Revenues for fixed annuity and interest sensitive life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are associated with the premiums as earned by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

Deferred Income Taxes

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS
No. 115 adjustment).

Dividend Restrictions

The Company's ability to pay dividends to its parent company is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. On August 12, 1996, the Company paid a dividend to its parent of $24,000,000. During 1997, the Company could pay dividends to the parent company of approximately $95,363,000 without prior approval of statutory authorities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the preparation period. Actual results

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates (continued)

could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs, (4) net assets for pension and liabilities for postretirement benefits, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

Reclassification

Certain amounts in the 1995 and 1994 financial statements have been reclassified to conform to the 1996 financial statement presentation.

2.  BASIS OF FINANCIAL REPORTING

The financial statements of the Company differ from related statutory financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) future policy benefit reserves for annuity and interest sensitive life products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (3) future policy benefit reserves on traditional life insurance products are based on reasonable assumptions of expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions, which may differ from reserves based upon statutory mortality rates and interest; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/ depreciation, net of adjustments to deferred income taxes (if applicable) and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the statements of income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (9) gains arising from sale lease-back transactions are deferred and amortized over the life of the lease rather than

2.  BASIS OF FINANCIAL REPORTING (continued)

recognized in the period of sale; (10) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (11) a prepaid pension cost asset established in accordance with SFAS No. 87, Employers' Accounting for Pensions, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (12) revenues for annuity and interest sensitive life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (13) expenses for postretirement benefits other than pensions are recognized for all qualified employees rather than for only vested and fully-eligible employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions, was recognized as a cumulative effect of change in accounting method rather than deferred and amortized over twenty years, (14) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost; and (15) amortization of the cost of financial instruments purchased in conjunction with the Company's hedging program are recorded in interest credited rather than as a deduction from net investment income.

Net income for the Company, USG and EAIC as determined in accordance with statutory accounting practices was $96,841,000 in 1996, $87,179,000 in 1995, and $61,421,000 in 1994. Total statutory capital and surplus was $567,316,000 at December 31, 1996 and $532,817,000 at December 31, 1995.

3.  INVESTMENT OPERATIONS

Investment Results

Major categories of net investment income are summarized below:

                                                Year ended December 31
                                          1996          1995          1994
                                       _______________________________________
                                                (Dollars in thousands)
  Fixed maturities                       $576,781      $558,903      $478,436
  Equity securities                         3,080         1,255           303
  Mortgage loans on real estate           125,144        76,382        39,117
  Real estate                               2,588         2,747         3,696
  Policy loans                             10,414        10,049         9,788
  Short-term investments                    1,397         1,275           886
  Other - net                               1,007           996           801
                                       _______________________________________
                                          720,411       651,607       533,027

  Less investment expenses                (15,337)      (13,551)      (11,381)
                                       _______________________________________
  Net investment income                  $705,074      $638,056      $521,646
                                       =======================================

3.  INVESTMENT OPERATIONS (continued)

Investment Results (continued)

Realized gains (losses) on investments are as follows:

                                                     Realized*
                                       _______________________________________
                                                Year ended December 31
                                          1996          1995          1994
                                       _______________________________________
                                                (Dollars in thousands)
  Fixed maturities:
    Available for sale                    $13,557       ($3,401)       $7,417
    Held for investment                        --         9,330        11,364
  Equity securities                           869           912            --
  Mortgage loans on real estate                --            --           (62)
  Real estate                               1,218          (161)            7
  Equity investments                          569         2,844           971
                                       _______________________________________
  Realized gains on investments           $16,213        $9,524       $19,697
                                       =======================================

* See Note 6 for the income tax effects attributable to realized gains and losses on investments.

The change in unrealized appreciation (depreciation) on securities at fair value is as follows:

                                                     Unrealized
                                       _______________________________________
                                                Year ended December 31
                                          1996             1995          1994
                                       _______________________________________
                                                (Dollars in thousands)
  Fixed maturities:
    Available for sale                  ($293,555)     $507,971      ($40,597)
    Held for investment                        --       334,708      (663,840)
  Equity securities                        29,060         1,614          (836)
                                       _______________________________________
  Unrealized appreciation (depre-
    ciation) of investments             ($264,495)     $844,293     ($705,273)
                                       =======================================

Fixed Maturity and Equity Securities

Effective January 1, 1994, the Company adopted SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. SFAS No. 115 requires companies to classify their securities as "held to maturity", "available for sale" or "trading".

On November 15, 1995, the Financial Accounting Standards Board ("FASB") issued a special report allowing companies an opportunity to reassess the

3.  INVESTMENT OPERATIONS (continued)

Fixed Maturity and Equity Securities (continued)

classification of their securities holdings pursuant to SFAS No. 115. In response to this opportunity, the Company reclassified 100% of the securities in its "held to maturity" category to "available for sale" on December 1, 1995 to maximize investment flexibility. As a result of this reclassification, securities with combined cost totaling $5,250,921,000 and estimated fair value of $5,560,519,000 were transferred from the Company's held for investment portfolio to its available for sale portfolio. This transfer caused the net unrealized investment gain component of stockholder's equity to increase by $138,795,000 (net of deferred income taxes of $74,735,000 and an adjustment of $96,068,000 to deferred policy acquisition costs). The Company is not, however, precluded from classifying securities as held to maturity in the future.

SFAS No. 115 requires the carrying value of fixed maturity securities classified as available for sale to be adjusted for changes in market value, primarily caused by interest rates. While other related accounts are adjusted as discussed above, the insurance liabilities supported by these securities are not adjusted under SFAS No. 115, thereby creating volatility in stockholder's equity as interest rates change. As a result, the company expects that its stockholder's equity will be exposed to incremental volatility due to changes in market interest rates and the accompanying changes in the reported value of securities classified as available for sale, with equity increasing as market interest rates decline and, conversely, decreasing as market interest rates rise. Due to this potential for distortion in stockholder's equity, fair value disclosure is provided in Note
5. SFAS No. 107, Disclosures about Fair Value of Financial Instruments requires disclosure of fair values for selected financial instruments but does not require disclosure of fair value of life insurance liabilities. Although the Company's life insurance liabilities are specifically exempted from this disclosure requirement, estimated fair value disclosure of these liabilities is provided in an effort to more properly reflect changes in stockholder's equity from fluctuations in interest rates.
























3.  INVESTMENT OPERATIONS (continued)

Fixed Maturity and Equity Securities (continued)

At December 31, 1996 and 1995, amortized cost, gross unrealized gains and losses and estimated fair value of the Company's fixed maturity, all of which are designated as available for sale, are as follows:

                                            Gross         Gross       Estimated
                            Amortized    Unrealized    Unrealized       Fair
                              Cost          Gains        Losses         Value
                           _____________________________________________________
                                            (Dollars in thousands)
December 31, 1996
U.S. Government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $251,342        $9,674         ($755)     $260,261
 Other                         87,374         2,125        (1,420)       88,079
States, municipalities
 and political
 subdivisions                  15,131         1,134            --        16,265
Foreign governments            10,572         2,706            --        13,278
Public utilities            1,205,377        41,076       (15,757)    1,230,696
Investment grade
 corporate                  2,654,742       156,968       (16,290)    2,795,420
Below investment grade
 corporate                    707,260        13,981       (15,992)      705,249
Mortgage-backed
 securities                 2,350,168        41,857       (45,259)    2,346,766
Redeemable preferred
 stocks                           616            --          (229)          387
                           _____________________________________________________
Total                      $7,282,582      $269,521      ($95,702)   $7,456,401
                           =====================================================




















3.  INVESTMENT OPERATIONS (continued)

Fixed Maturity and Equity Securities (continued)

                                            Gross         Gross       Estimated
                            Amortized    Unrealized    Unrealized       Fair
                              Cost          Gains        Losses         Value
                           _____________________________________________________
                                            (Dollars in thousands)
December 31, 1995
U.S. Government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $289,422       $16,738                    $306,160
 Other                         60,567         4,163           ($2)       64,728
States, municipalities
 and political
 subdivisions                  15,485         1,639            --        17,124
Foreign governments            10,573         3,426            --        13,999
Public utilities            1,271,641        92,546        (2,077)    1,362,110
Investment grade
 corporate                  2,322,036       277,981        (1,303)    2,598,714
Below investment grade
 corporate                    574,284        19,428       (12,492)      581,220
Mortgage-backed
 securities                 2,340,194        75,704        (8,142)    2,407,756
Redeemable preferred
 stocks                           635            --          (235)          400
                           _____________________________________________________
Total                      $6,884,837      $491,625      ($24,251)   $7,352,211
                           =====================================================

At December 31, 1996, net unrealized investment gains on fixed maturity securities designated as available for sale totaled $173,819,000. This appreciation caused an increase in stockholder's equity of $76,121,000 at December 31, 1996 (net of deferred income taxes of $43,533,000 and an adjustment of $54,165,000 to deferred policy acquisition costs). At December 31, 1995, net unrealized investment gains on fixed maturity securities designated as available for sale totaled $467,375,000. This appreciation caused an increase in stockholder's equity of $208,932,000 at December 31, 1995 (net of deferred income taxes of $113,503,000 and an adjustment of $144,940,000 to deferred policy acquisition costs). No fixed maturity securities were designated as held for investment or trading at December 31, 1996 or 1995. Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

At December 31, 1996, net unrealized appreciation of equity securities of $32,847,000 was comprised of gross unrealized appreciation of $6,765,000 on the Company's investment in affiliated common stock and its registered separate account, gross unrealized appreciation of $26,315,000 on an investment in a real estate investment trust and gross unrealized depreciation of $233,000 on other equity securities. The Company's investment in the real estate investment trust had an estimated fair value of $61,339,000 and a cost basis of $35,024,000 at December 31, 1996. The estimated fair value of the Company's

3.  INVESTMENT OPERATIONS (continued)

Fixed Maturity and Equity Securities (continued)

investment is based upon conversion value. Conversion value is derived from the quoted market value of the publicly traded security into which the Company's investment can be converted and the issuer's cash flow from operations. As such, changes in operating cash flows or the quoted market price of the issuer may result in significant volatility in the estimated fair value of the Company's investment.

The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity, at December 31, 1996, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                   Estimated
                                                     Amortized       Fair
                                                       Cost          Value
                                                    _________________________
                                                      (Dollars in thousands)
December 31, 1996
Due within one year                                    $11,894       $12,101
Due after one year through five years                  200,094       206,230
Due after five years through ten years               1,961,325     2,016,564
Due after ten years                                  2,507,759     2,614,479
                                                    _________________________
                                                     4,681,072     4,849,374
Mortgage-backed securities                           2,601,510     2,607,027
                                                    _________________________
Total                                               $7,282,582    $7,456,401
                                                    =========================






















3.  INVESTMENT OPERATIONS (continued)

Fixed Maturity and Equity Securities (continued)

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                Gross      Gross     Proceeds
                                  Amortized   Realized   Realized      from
                                    Cost        Gains     Losses       Sale
_______________________________________________________________________________
                                             (Dollars in thousands)
Year ended December 31, 1996
Scheduled principal repayments,
 calls and tenders                 $289,645    $11,866      ($315)    $301,196
Sales                               221,962      3,461     (1,455)     223,968
                                 ______________________________________________
Total                              $511,607    $15,327    ($1,770)    $525,164
                                 ==============================================


Year ended December 31, 1995
Scheduled principal repayments,
 calls and tenders (available
 for sale only):
 Available for sale                 $59,935       $319       ($19)     $60,235
 Held for investment                172,082      5,279       (274)     177,087
Sales:
 Available for sale                  82,837      2,104         (3)      84,938
 Held for investment                 21,983      4,325         --       26,308
                                 ______________________________________________
Total                              $336,837    $12,027      ($296)    $348,568
                                 ==============================================
Year ended December 31, 1994
Scheduled principal repayments,
 calls and tenders (available
 for sale only):
 Available for sale                $167,285     $4,877       ($11)    $172,151
 Held for investment                275,480     11,389        (25)     286,844
Sales:
 Available for sale                  29,526      3,184        (14)      32,696
                                 ______________________________________________
Total                              $472,291    $19,450       ($50)    $491,691
                                 ==============================================











3.  INVESTMENT OPERATIONS (continued)

Mortgage-backed Securities

The amortized cost and estimated fair value of mortgage-backed securities, which comprise 35% of the Company's investment in fixed maturity securities at December 31, 1996, by type, are as follows:

                                                                    Estimated
                                                      Amortized       Fair
                                                        Cost          Value
                                                     _________________________
                                                       (Dollars in thousands)
December 31, 1996
Mortgage-backed securities:
  Government and agency guaranteed pools:
    Very accurately defined maturities                  $17,344       $17,987
    Planned amortization class                           70,308        74,081
    Targeted amortization class                          29,336        29,051
    Sequential pay                                       62,453        62,634
    Pass through                                         71,901        76,508
  Private label CMOs and REMICs:
    Very accurately defined maturities                   30,654        31,439
    Planned amortization class                           25,569        26,889
    Targeted amortization class                         435,801       426,698
    Sequential pay                                    1,796,138     1,798,645
    Mezzanines                                           37,685        37,835
    Private placements and subordinate issues            24,321        25,260
                                                     _________________________
Total mortgage-backed securities                     $2,601,510    $2,607,027
                                                     =========================

During periods of significant interest rate volatility, the mortgages underlying mortgage-backed securities may prepay more quickly or more slowly than anticipated. If the principal amount of such mortgages are prepaid earlier than anticipated during periods of declining interest rates, investment income may decline due to reinvestment of these funds at lower current market rates. If principal repayments are slower than anticipated during periods of rising interest rates, increases in investment yield may lag behind increases in interest rates because funds will remain invested at lower historical rates rather than reinvested at higher current rates. To mitigate this prepayment volatility, the Company invests primarily in intermediate tranche collateralized mortgage obligations ("CMOs"). CMOs are pools of mortgages that are segregated into sections, or tranches, which provide sequential retirement of bonds rather than a pro-rata share of principal return in the pass-through structure. The Company owns no "interest only" or "principal only" mortgage-backed securities. Further, the Company has not purchased obligations at significant premiums, thereby limiting exposure to loss during periods of accelerated prepayments. At December 31, 1996, unamortized premiums on mortgage-backed securities totaled $4,253,000 and unaccrued discounts on mortgage-backed securities totaled $52,817,000.





3.  INVESTMENT OPERATIONS (continued)

Other Investment Information

Investment Valuation Analysis: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of its investments has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1996, no investments were identified as having an impairment other than temporary. During 1995, the Company identified two below investment grade securities as having impairments in value that were other than temporary. As a result of those determinations, the Company recognized pre-tax losses of $5,802,000 to reduce the carrying value of the securities to their estimated fair value. These securities were subsequently sold resulting in realized gains totaling $1,200,000 during 1995. During 1994, the Company recognized a pre-tax loss of $619,000 to reduce the carrying value of one fixed maturity security to its estimated fair value.

At December 31, 1996, one mortgage loan with a carrying value of $41,000 was delinquent by 90 days or more.

The carrying value of investments which have been non-income producing for the years ending December 31, 1996 and 1995 totaled $239,000 related to a real estate property.

Investments on Deposit: At December 31, 1996, affidavits of deposits covering bonds with a par value of $1,780,482,000 (1995 - $1,693,573,000), mortgage loans with an unpaid principal balance of $402,911,000 (1995 - $304,729,000) and policy loans with an unpaid balance of $164,659,000 (1995 - $167,844,000) were on deposit with state agencies to meet regulatory requirements. In addition, at December 31, 1996, pursuant to a reinsurance agreement, the Company had investments with a carrying value of $56,314,000 (1995 - $63,664,000) and estimated market values of $53,833,000 (1995 -
$64,350,000) deposited in a trust for the benefit of the ceding company.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amounts which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. Fixed maturity investments included investments in various non-governmental mortgage-backed securities (24% in 1996 and 33% in 1995), public utilities (19% in 1996 and 1995), basic industrials (26% in 1996 and 21% in 1995), and consumer products (14% in 1996 and 12% in
1995). Mortgage loans on real estate have been analyzed by geographical locations and there are no concentrations of mortgage loans in any state exceeding ten percent in 1996 and 1995. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in retail facilities (28% in 1996 and 32% in 1995), industrial buildings (29% in 1996 and 26% in 1995), multi-family residential buildings (20% in 1996 and 24% in 1995), and office buildings (22% in 1996 and 17% in 1995). Equity securities (which represents 0.9% of the Company's investments) consist primarily of investments in the Company's registered separate accounts and an investment of $61,339,000 in a real estate investment trust. Real estate and investments accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1996.

4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT

Hedging Program: During the second quarter of 1996, the Company implemented a hedging program under which certain derivative financial instruments, interest rate caps and cash settled put swaptions ("instruments"), were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from extreme increases in interest rates. The Company purchased instruments, all during the second quarter, with notional amounts totaling approximately $600,000,000 in interest rate caps and $1,300,000,000 in cash settled put swaptions all of which were outstanding at December 31, 1996. The Company paid approximately $21,100,000 in premiums for these instruments. The cost of this program has been incorporated into the Company's product pricing. The instruments do not require any additional payments by the Company.

The agreements for these instruments entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (9.0% and 9.5%). The amount of such payments to be received by the Company for the interest rate caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate, and multiplying this excess by the notional amount of the caps. Payments on cash settled put swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semi-annual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement. Any payments received from the counterparties will be recorded as an adjustment to interest credited.

The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 1996:

                    1998      1999      2000      2001      2002       Total
_______________________________________________________________________________
                                     (Dollars in thousands)
Interest rate
 caps                                           $400,000  $200,000    $600,000
Cash settled
 put swaptions    $100,000  $400,000  $400,000   350,000    50,000   1,300,000
                  _____________________________________________________________
Total notional
 amount           $100,000  $400,000  $400,000  $750,000  $250,000  $1,900,000
                  =============================================================











4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT (continued)

Accounting Treatment: Premiums paid to purchase these instruments are deferred and included in other assets. Premiums are amortized and included in interest credited to account balances over the term of the instruments on a straight-line basis. The Company has recorded amortization of $3,081,000 for 1996. Unrealized gains and losses on these instruments and related assets or liabilities will not be recorded in income until realized. The Financial Accounting Standards Board ("FASB") and the Securities and Exchange Commission are evaluating the accounting and disclosure requirements for these instruments. The SEC amended its derivative disclosures rules in January of 1997 requiring additional qualitative and quantitative disclosures by December 31, 1997. FASB has issued an exposure draft titled "Accounting for Derivative and Similar Financial Instruments and for Hedging Activities" which, if adopted as a Statement of Financial Accounting Standards in its current form, would require the Company to change its accounting treatment for these instruments. The requirements of any final standard which may result from this exposure process are not known at this time and, therefore, the impact of such a standard on the Company's financial statements cannot be determined at this time.

Any unrealized gain or loss on the instruments is off-balance sheet and therefore, is not reflected in the financial statements. The following table summarizes the amortized cost, gross unrealized gains and losses and estimated fair value on these instruments as of December 31, 1996:

                                              Gross        Gross    Estimated
                             Amortized   Unrealized   Unrealized         Fair
December 31, 1996                 Cost        Gains       Losses        Value
______________________________________________________________________________
(Dollars in thousands)
Interest rate caps              $5,164                   ($1,456)      $3,708
Cash settled put swaptions      12,877          $65       (2,570)      10,372
                            __________________________________________________
Total                          $18,041          $65      ($4,026)     $14,080
                            ==================================================


The decline in fair value from amortized cost reflects changes in interest rates and market conditions since time of purchase.

Exposure to Loss - Counterparty Nonperformance:  The Company is exposed to the risk of  losses in  the  event  of  nonperformance  by  the counterparties of these instruments. Losses recorded in the Company's financial statements in the event of nonperformance will be limited to the unamortized premium (remaining amortized cost) paid to purchase the instrument because no additional payments are required by the Company on these instruments after the initial premium. Counterparty nonperformance would result in an economic loss if interest rates exceeded the specified fixed rate. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure

4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT (continued)

to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.

The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 1996, the ratings assigned by Standard & Poor's Corporation by instrument with respect to the net replacement value (fair value) of the Company's instruments was as follows:

December 31, 1996                              Net Replacement Value
_______________________________________________________________________________
(Dollars in thousands)           Interest Rate     Cash Settled
                                          Caps    Put Swaptions          Total
                                _______________________________________________
Counterparties credit quality:
  AAA                                   $2,447           $5,363         $7,810
  AA-                                    1,261            2,828          4,089
  A+                                        --            2,181          2,181
                                _______________________________________________
Total                                   $3,708          $10,372        $14,080
                                ===============================================


5.  FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a Company's balance sheet, unless specifically exempted. SFAS No. 119, Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivative financial instruments. Most of the Company's investments, insurance liabilities and debt, as well as off-balance-sheet items such as loan guarantees, fall within the standards' definition of a financial instrument. Although the Company's life insurance liabilities are specifically exempted from this disclosure requirement, estimated fair value disclosure of these liabilities is also provided in order to make the disclosures more meaningful. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the level of its insurance liabilities, the level of interest rates credited to its interest-sensitive products and the assumed interest margin provided for within the pricing structure of its other products. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with

5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values that are consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

December 31                            1996                      1995
_______________________________________________________________________________
(Dollars in thousands)                     Estimated                 Estimated
                              Carrying       Fair       Carrying       Fair
                               Value         Value        Value        Value
                            ___________________________________________________
ASSETS
Balance sheet financial
 assets:
 Fixed maturities
  available for sale         $7,456,401   $7,456,401   $7,352,211   $7,352,211
 Equity securities of
  unaffiliated companies         77,148       77,148       50,595       50,595
 Equity security of
  affiliated company              5,138        5,138        3,599        3,599
 Mortgage loans on real
  estate                      1,689,088    1,708,464    1,169,456    1,245,128
 Short-term investments          15,852       15,852       35,282       35,282
 Cash and cash equivalents       11,741       11,741       10,390       10,390
 Notes and other
    receivables                 137,949      137,949      137,126      137,126
 Separate account assets        450,632      450,632      171,881      171,881
                            ___________________________________________________
                              9,843,949    9,863,325    8,930,540    9,006,212
Deferred policy acquisition
 costs and intangible
 assets                         724,033           --      556,596           --
Prepaid pension and other
 postretirement benefits         26,579       27,143       24,547       22,737
Derivative financial
 instruments                     18,041       14,080           --           --
Non-financial assets             59,588       60,021       45,209       45,209
                            ___________________________________________________
Total assets                $10,672,190   $9,964,569   $9,556,892   $9,074,158
                            ===================================================






December 31                             1996                      1995
_______________________________________________________________________________
(Dollars in thousands)                     Estimated                 Estimated
                              Carrying       Fair       Carrying       Fair
                               Value         Value        Value        Value
                            ___________________________________________________
LIABILITIES AND
 STOCKHOLDER'S EQUITY
Liabilities:
Balance sheet financial
 liabilities:
 Future policy benefits (net
  of related policy loans):
  Annuity products           $7,741,524   $6,473,411   $6,846,030   $5,905,241
  Universal life and
   current interest
   products                     490,780      307,252      441,726      309,142
  Participating insurance
   and non-participaiting
   traditional life
   insurance                    688,758      515,706      745,339      558,445
                            ___________________________________________________
                              8,921,062    7,296,369    8,033,095    6,772,828

 Separate account
  liabilities                   450,632      405,083      171,881      171,881
                            ___________________________________________________
                              9,371,694    7,701,452    8,204,976    6,944,709
Deferred income taxes on
 fair value adjustments              --      336,917           --      272,137
Non-financial liabilities       251,532      251,532      304,522      304,522
                            ___________________________________________________
Total liabilities             9,623,226    8,289,901    8,509,498    7,521,368

Stockholder's equity          1,048,964    1,674,668    1,047,394    1,552,790
                            ___________________________________________________
Total liabilities and
 stockholder's equity       $10,672,190   $9,964,569   $9,556,892   $9,074,158
                            ===================================================

The following methods and assumptions were used by the Company in estimating fair values:

 Fixed maturities: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system. This pricing system uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds.
 Estimated fair values of redeemable preferred stocks are as reported by the NAIC.



5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

Equity securities: Estimated fair values are based upon the latest quoted market prices, where available. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

Short-term investments, cash and cash equivalents and notes and other receivables: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.

Deferred policy acquisition costs and intangible assets: For historical cost purposes, the recovery of policy acquisition costs is based on the realization, among other things, of future interest spreads and gross premiums on in-force business. Because these cash flows are considered in the computation of the future policy benefit cash flows, the balances of deferred policy acquisition cost does not appear on the estimated fair value balance sheet. Intangible assets do not appear in the estimated fair value balance sheet because there are no cash flows related to these assets.

Prepaid pension and other postretirement benefits: Estimated fair value of the prepaid pension costs asset and other postretirement benefits obligations represents the fair value of plan assets less accumulated benefit obligations (pension) and accumulated postretirement benefit obligations. Differences in estimated fair value and carrying value are the result of deferral of recognition of: prior service costs, unrecognized gains and losses and the remaining balance of the unrecognized transition asset for pensions.

Derivative financial instruments: SFAS No. 119 requires disclosures about derivative financial instruments such as futures, forward, swap or option contracts, or other financial instruments with similar characteristics. During 1996, with the implementation of the Company's hedging program, the Company purchased interest rate caps and cash settled put swaptions. The estimated fair values are the average of quotes obtained from related and unrelated counterparties. The Company was not a party to such derivative financial instruments at any time during 1995. Estimated fair values for these instruments reflect changes in interest rates and market conditions since time of purchase.

Separate account assets: Separate account assets represent the estimated fair values of the underlying securities in the Company's historical cost and estimated fair value basis balance sheets.

Future policy benefits: Estimated fair values of the Company's liabilities for future policy benefits for interest sensitive life products, annuity products and participating insurance and non-participating traditional life insurance products are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities. Estimated fair values are presented net of the estimated fair value of corresponding policy loans due to the interdependent nature of the cash flows associated with these items.




5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are based upon assumptions using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflect the present value of future revenues from product charges or surrender charges.

Deferred income taxes on fair value adjustments: Deferred income taxes have been reported at the statutory rate for the differences (except for those attributed to permanent differences) between the carrying value and estimated fair value of assets and liabilities set forth herein.

Non-financial assets and liabilities: Values are presented at historical cost. Non-financial assets consist primarily of real estate, securities and indebtedness of related parties, property and equipment, current income taxes recoverable and guaranty fund premium tax offset. Non-financial liabilities consist primarily of other policy claims and benefits, accrued dividends, deferred income taxes payable, guaranty fund assessments payable, outstanding checks, suspense accounts, draft accounts payable and amounts payable to reinsurers.

SFAS No. 107 and SFAS No. 119 require disclosure of estimated fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. The above presentation should not be viewed as an appraisal as there are several factors, such as the fair value associated with customer or agent relationships and other intangible items, which have not been considered. In addition, interest rates and other assumptions might be modified if an actual appraisal were to be performed. ACCORDINGLY, THE AGGREGATE ESTIMATED FAIR VALUE AMOUNTS PRESENTED HEREIN ARE LIMITED BY EACH OF THESE FACTORS AND DO NOT PURPORT TO REPRESENT THE UNDERLYING VALUE OF THE COMPANY.

6.  INCOME TAXES

The Company and all of its subsidiaries file a consolidated federal income tax return with its parent company. The parent company and its subsidiaries each report current income tax expense as allocated under a consolidated tax allocation agreement. Taxes payable to the parent under this agreement were $3,417,000 and $3,149,000 at December 31, 1996 and 1995, respectively.
Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes. Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.



6.  INCOME TAXES (continued)

Income tax expenses (credits) are included in the consolidated financial statements as follows:


Year ended December 31                     1996          1995          1994
_______________________________________________________________________________
(Dollars in thousands)
Taxes provided in consolidated statements
  of income on:
  Income before equity income (loss):
    Current                                $69,538       $46,168       $43,357
    Deferred                                   (52)        1,065         9,905
                                       ________________________________________
                                            69,486        47,233        53,262
  Equity income (loss):
    Current                                    (99)          (43)          (65)
    Deferred                                    52            52            52
                                       ________________________________________
                                               (47)            9           (13)

  Taxes provided in consolidated
  statement changes in stockholder's
  equity on unrealized gains and
  losses, less valuation allowance
  of $9,403 in 1994 - deferred             (69,970)      113,503            --
                                       ________________________________________
                                             ($531)     $160,745       $53,249
                                       ========================================

Income tax expense attributed to realized gains and losses on investments amounted to $5,675,000, $3,333,000 and $6,744,000 for the years ended
December 31, 1996, 1995 and 1994, respectively. The effective tax rate on income before income taxes and equity income (loss) is different from the prevailing federal income tax rate as follows:


Year ended December 31                     1996          1995          1994
_______________________________________________________________________________
(Dollars in thousands)
Income before income taxes and
  equity income (loss)                    $198,894      $134,726      $153,224

Income tax at federal statutory rate        69,613        47,154        53,628
Tax effect (decrease) of other items          (127)           79          (366)
                                       ________________________________________
Income tax expense                         $69,486       $47,233       $53,262
                                       ========================================




6.  INCOME TAXES (continued)

The Internal Revenue Service ("IRS") is currently examining, or has examined, the parent company's consolidated income tax returns through 1992. The 1993, 1994 and 1995 consolidated income tax returns remain open to examination. Management believes amounts provided for income taxes are adequate to settle any adjustments raised by the IRS.

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1996 and 1995, is as follows:


December 31                                              1996             1995
_______________________________________________________________________________
(Dollars in thousands)
Deferred tax assets:
  Future policy benefits                                $231,465      $208,431
  Accrued dividends                                        4,393         4,375
  Guaranty fund assessment accruals                       16,103        17,030
  Other                                                   10,154         9,194
                                                     __________________________
                                                         262,115       239,030
Deferred tax liabilities:
  Net unrealized appreciation of securities at
    fair value                                           (60,992)     (163,581)
  Deferred policy acquisition costs                     (221,889)     (168,753)
  Prepaid pension costs                                  (12,441)      (11,532)
  Other                                                   (9,994)       (8,335)
                                                     __________________________
                                                        (305,316)     (352,201)
                                                     __________________________
Deferred income tax liability                           ($43,201)    ($113,171)
                                                     ==========================

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account". The aggregate accumulation in this account at December 31, 1996 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the Company to the parent company in excess of $385,006,000, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $5,036,000 have not been provided on amounts included in this memorandum account since the Company contemplates no action and can foresee no events that would create such a tax.

Deferred income taxes (credits) were also reported on equity income during these periods. These taxes arise from the recognition of income and losses differently for purposes of filing federal income tax returns than for financial reporting purposes.





7.  EMPLOYEE STOCK COMPENSATION PLANS

Certain key employees of the Company participate in stock incentive plans sponsored by Equitable of Iowa Companies, which provide for the award of stock options or shares of stock of Equitable of Iowa Companies through three means: qualified incentive stock options (as defined in the Internal Revenue
Code), non-qualified stock options and restricted shares. The non-qualified stock options are compensatory, and require the accrual of compensation expense over the period of service from the date the options are granted until they become fully exercisable if market values exceed the option price on the measurement date. No expense was recognized in 1996. During the years ended December 31, 1995 and 1994, compensation (income)/expense of $(4,000) and $15,000, respectively, was recognized related to these options.

The Company also awards restricted common stock of Equitable of Iowa Companies to certain key employees. These shares are subject to forfeiture to Equitable of Iowa Companies should the individuals terminate their relationship with the Company for reasons other than death, permanent disability or change in Company control prior to full vesting. Shares granted to key employees generally vest over three to five years from the date of grant. The Company amortizes as compensation expense the market value on date of grant of restricted stock using the straight-line method over the vesting periods. Compensation expense recognized during the years ended December 31, 1996, 1995 and 1994 aggregated $953,000, $533,000 and $696,000, respectively.

The Company also participates in a discretionary stock award plan under which employees and agents are awarded shares of Equitable of Iowa Companies' stock for superior performance. During the years ended December 31, 1996, 1995 and 1994, awards of 620, 1,370 and 495 shares of stock resulted in charges to income of $22,000, $42,000 and $16,000, respectively.

The Company sponsors a long-term incentive compensation plan which allows certain agents to earn units equal to shares of Equitable of Iowa Companies' common stock based on personal production and the maintenance of specific levels of assets under management. At December 31, 1996 and 1995, the Company held 112,000 shares of common stock of Equitable of Iowa Companies, with a market value of $5,138,000 and $3,599,000, respectively (cost - $618,000), to provide for projected distributions based on current performance levels, under this plan. This program resulted in expense/(income) of $1,195,000, $736,000 and $(129,000) in the years ended December 31, 1996, 1995 and 1994, respectively.

8.  RETIREMENT PLANS

Defined Benefit Plans

Substantially all full-time employees of the Company are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment. Further, the parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations.






8.  RETIREMENT PLANS (continued)

Defined Benefit Plans (continued)

The following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet:

                                                            December 31
                                                         1996         1995
                                                      ________________________
                                                       (Dollars in thousands)
Accumulated benefit obligation, including vested
 benefits of $56,470 in 1996 and $53,522 in 1995         $57,401      $54,441
                                                      ========================

Plan assets at fair value, primarily bonds, common
 stocks (including 400,000 shares of the Equitable
 of Iowa Companies' common stock), mortgage loans
 and short-term investments                             $101,025      $92,827
Projected benefit obligation for service rendered
 to date                                                  64,454       61,332
                                                      ________________________
Plan assets in excess of projected benefit
 obligation                                               36,571       31,495

Unrecognized net (gain) loss from past experience
 different from that assumed and effects of changes
 in assumptions                                             (899)       2,793
Prior service cost not yet recognized                        477          619
Unrecognized net liability (asset) at the transition
 date, net of amortization                                    82       (1,109)
                                                      ________________________
Prepaid pension cost                                     $36,231      $33,798
                                                      ========================

Net periodic pension benefit included the following components:

                                                  Year ended December 31
                                             1996         1995         1994
                                          _____________________________________
                                                  (Dollars in thousands)
Actual return on plan assets                 $11,801      $18,201      ($7,681)
Service cost-benefits earned during
 the period                                   (1,402)      (1,052)      (1,221)
Interest cost on projected benefit
 obligation                                   (4,233)      (4,096)      (3,867)
Net amortization and deferral                 (3,619)      (9,979)      16,761
                                          _____________________________________
Net periodic pension benefit                  $2,547       $3,074       $3,992
                                          =====================================


8.  RETIREMENT PLANS (continued)

Defined Benefit Plans (continued)

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 5.0%, respectively, at December 31, 1996 and 1995. The average expected long term rate of return on plan assets was 8.0% in 1996, 1995 and 1994.

Postretirement Benefit Plans

The Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance. The accounting for these plans anticipates that the Company's contributions will increase annually by the lesser of the health care inflation rate or 3%, with increases in excess of these amounts borne by the employee or agent.
All payments of the liability for group-term life insurance are funded by the Company on a pay-as-you-go (cash) basis.

The Company has chosen not to fund any amounts in excess of current benefits. The following table sets forth the amounts recognized in the Company's consolidated balance sheet:

                                                       December 31, 1996
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Accumulated postretirement benefit obligation:
  Retirees                                        $3,978    $2,232    $6,210
  Fully eligible active plan participants          1,037       155     1,192
  Other active plan participants                   1,669        54     1,723
                                                _____________________________
Accumulated postretirement benefit obligation
  in excess of plan assets                         6,684     2,441     9,125

Prior service cost not yet recognized in net
  postretirement benefit cost                        327        75       402
Unrecognized net loss                               (226)     (335)     (561)
                                                _____________________________
Accrued postretirement benefit cost               $6,785    $2,181    $8,966
                                                =============================







8.  RETIREMENT PLANS (continued)

Postretirement Benefit Plans (continued)

                                                       December 31, 1995
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Accumulated postretirement benefit obligation:
  Retirees                                        $4,033    $1,981    $6,014
  Fully eligible active plan participants            969       140     1,109
  Other active plan participants                   1,236        73     1,309
                                                _____________________________
Accumulated postretirement benefit obligation
  in excess of plan assets                         6,238     2,194     8,432

Prior service cost not yet recognized in net
  postretirement benefit cost                        360        83       443
Unrecognized net loss                               (358)     (116)     (474)
                                                _____________________________
Accrued postretirement benefit cost               $6,240    $2,161    $8,401
                                                =============================

Net periodic postretirement benefit costs include the following components:

                                                      December 31, 1996
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Service cost                                        $511       $12      $523
Interest cost                                        415       164       579
Net amortization of prior service cost               (33)       (8)      (41)
                                                _____________________________
Net periodic postretirement benefit cost            $893      $168    $1,061
                                                =============================











8.  RETIREMENT PLANS (continued)

Postretirement Benefit Plans (continued)

                                                      December 31, 1995
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Service cost                                        $250       $10      $260
Interest cost                                        409       153       562
Net amortization of prior service cost               (33)       (7)      (40)
                                                _____________________________
Net periodic postretirement benefit cost            $626      $156      $782
                                                =============================

                                                      December 31, 1994
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Service cost                                        $279       $13      $292
Interest cost                                        405       159       564
Net amortization of prior service cost and
  amortization of unrecognized loss                  (26)       (6)      (32)
                                                _____________________________
Net periodic postretirement benefit cost            $658      $166      $824
                                                =============================

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 11.5% at December 31, 1996 and 12.5% at December 31, 1995 for employees under 65 and 8.0% at December 31, 1996 and 8.5% at December 31, 1995 for employees over 65, with the rates for both groups to be graded down to 5.5% for 2005 and thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care trend rates by one percent would increase the accumulated postretirement benefit obligation as of December 31, 1996 by $854,000 and net periodic postretirement benefit costs for the year ended December 31, 1996 by $165,000. The discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1996 and 1995.






8.  RETIREMENT PLANS (continued)

Other Benefit Plans

The Company also sponsors an unfunded deferred compensation plan providing
benefits to certain former employees.   The Company did not recognize any
benefits during 1996. During the years ended December 31, 1995 and 1994, the Company recognized benefits of $20,000 and $38,000, respectively, in connection with this plan.

The Company sponsors pension plans for its employees which are qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plans. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to these plans during the years ended December 31, 1996, 1995 and 1994 were $372,000, $292,000 and $289,000, respectively.

The Company has non-contributory defined contribution pension plans, tax qualified and non-qualified, for its agents. Combined contributions charged to expense under the career, general and corporate agent pension plans during the years ended December 31, 1996, 1995 and 1994 amounted to $710,000, $729,000 and $507,000, respectively.

Certain of the assets related to the plans discused above are on deposit with the Company and amounts relating to these plans are included in these consolidated financial statements.

9.  COMMITMENTS AND CONTINGENCIES

Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Reinsurance coverages for life insurance vary according to the age and risk classification of the insured with retention limits ranging up to $500,000 of coverage per individual life. The Company does not use financial or surplus relief reinsurance. At December31, 1996, life insurance in force ceded on a consolidated basis amounted to $1,482,900,000, or approximately 12.9% of total life insurance in force.

Reinsurance contracts do not relieve the Company of its obligations to its policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations, and payment of these obligations could result in losses to the Company. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from factors such as similar geographic regions, and limits its exposure to any one reinsurer. At December 31, 1996, the Company had reinsurance treaties with 14 reinsurers, all of which are deemed to be long-duration, retroactive contracts, and has established a receivable totaling $14,885,000 for reserve credits ($19,298,000 in 1995), reinsurance claims and other receivables from these reinsurers. No allowance for uncollectible amounts has been established since none of the receivables are deemed to be uncollectible, and because such receivables, either individually or in the aggregate, are not material to the Company's operations. The Company's liability for future policy benefits and notes and other receivables have been increased by $14,265,000 at December 31, 1996 ($18,103,000 in 1995) for reserve

9.  COMMITMENTS AND CONTINGENCIES (continued)

Reinsurance (continued)

credits on reinsured policies. This "gross-up" of assets and liabilities for reserve credits on reinsurance had no impact on the Company's net income. Insurance premiums and product charges have been reduced by $6,850,000, $6,271,000 and $5,916,000 and insurance benefits have been reduced by $5,916,000, $8,281,000 and $5,310,000 in 1996, 1995 and 1994, respectively, as a result of the cession agreements. The amount of reinsurance assumed is not significant.

Guaranty Fund Assessments

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset. Based upon information currently available from the National Organization of Life and Health Guaranty Association (NOLHGA), the Company believes that it is probable that these insolvencies will result in future assessments which could be material to the Company's financial statements if the Company's reserve is not sufficient. The Company regularly reviews its reserve for these insolvencies and updates its reserve based upon the Company's interpretation of the NOLGHA annual report recently received. The associated cost for a particular insurance company can vary significantly based upon its premium volume by line of business and state premium levels as well as its potential for premium tax offset. Accordingly, the Company accrued and charged to expense an additional $13,000, $36,492,000 and $1,763,000 during 1996, 1995 and 1994, respectively. At December 31, 1996, the Company has an undiscounted reserve of $45,947,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has
established an asset  totaling   $16,809,000  for assessments paid which may be
recoverable through future premium tax offsets. The Company believes this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premium levels, and known insolvencies at this time.

Litigation

As previously reported, the Company and certain of its subsidiaries are defendants in class action lawsuits filed in the United States District Court for the Middle District of Florida, Tampa Division in February 1996 and in the Court of Common Pleas of Allegheny County, Pennsylvania in June 1996.
The suits claim unspecified damages as a result of alleged improper life insurance sales practices. The Company believes the allegations are without merit. The suits are in the discovery and procedural stages and have not yet been certified as class actions. The Company intends to defend the suits vigorously. The amount of any liability which may arise as a result of these suits, if any, cannot be reasonably estimated and no provision for loss has been made in the Company's financial statements. The Company had also been a party to a similar previously reported class action lawsuit filed in Iowa which has now been dismissed.

As previously reported, on December 15, 1995, USG received a Notice of Intention to Arbitrate a dispute with one of its insurance brokerage agencies before the American Arbitration Association regarding the payment of certain commissions. The matter was submitted to arbitration and the determination of the arbitration panel was that the Company must pay, over time, commissions

9.  COMMITMENTS AND CONTINGENCIES (continued)

Litigation (continued)

in amounts that are not material.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

Vulnerability from Concentrations

The Company has various concentrations in its investment portfolio (see Note
3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note 4) to mitigate the financial statement impact of significant increases in interest rates.

Leases and Other Commitments

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended December 31, 1996, 1995 and 1994, rent expense totaled $2,570,000, $2,001,000 and
$1,995,000, respectively. At December 31, 1996, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1997 - $3,425,000; 1998 - $4,210,000; 1999 - $2,832,000; 2000 -
$2,562,000 and 2001 - $2,562,000.

At December 31, 1996, outstanding commitments to fund mortgage loans on real estate and equity investments totaled $49,050,000 and $10,915,000, respectively.

10.  RELATED PARTY TRANSACTIONS

The Company purchases investment management services from an affiliate. Payments for these services aggregated $9,257,000, $8,143,000 and $6,734,000 during the years ended December 31, 1996, 1995 and 1994, respectively.

Additionally, the Company maintains a line of credit agreement with Equitable of Iowa Companies to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the current agreement which expires on December 31, 1997, the Company can borrow up to $130 million. Interest on any outstanding borrowings is charged at a rate of Equitable of Iowa Companies' monthly average aggregate cost of short-term funds plus 1.00%. At December 31, 1996, no amounts were outstanding under the line of credit.


















































                     Equitable Life Insurance Company of Iowa
                                  SCHEDULE I
                            SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             (Dollars in thousands)

                                                                      Balance
                                                                       Sheet
December 31, 1996                         Cost 1         Value        Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
  United States Government and governmental
   agencies and authorities               $338,716      $348,340      $348,340
  States, municipalities and
   political subdivisions                   15,131        16,265        16,265
  Foreign governments                       10,572        13,278        13,278
  Public utilities                       1,205,377     1,230,696     1,230,696
  Investment grade corporate             2,654,742     2,795,420     2,795,420
  Below investment grade corporate         707,260       705,249       705,249
  Mortgage-backed securities             2,350,168     2,346,766     2,346,766
  Redeemable preferred stocks                  616           387           387
                                        ___________   ___________   ___________
Total fixed maturities, available
  for sale                               7,282,582     7,456,401     7,456,401

Equity securities:
 Common stocks:
  Affiliates                                   618         5,138         5,138
  Industrial, miscellaneous and
   all other                                48,821        77,148        77,148
                                        ___________   ___________   ___________
Total equity securities                     49,439        82,286        82,286

Mortgage loans on real estate            1,689,088                   1,689,088
Real estate:
 Investment properties                       3,291                       3,291
 Acquired in satisfaction of debt            5,322                       5,322
                                        ___________                 ___________
Total real estate                            8,613                       8,613

Policy loans                               185,853                     185,853
Short-term investments                      15,852                      15,852
                                        ___________                 ___________
Total investments                       $9,231,427                  $9,438,093
                                        ===========                 ===========

Note 1: Cost is defined as original cost for stocks and other invested assets, amortized cost for bonds and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums, accrual of discounts and cost less allowances for depreciation for real estate.
Note 2: Original cost and amortized cost of investments have been adjusted to reflect other than temporary declines in value by charges to income on real estate of $392,000.

                    Equitable Life Insurance Company of Iowa
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                             (Dollars in thousands)

           Column              Column     Column     Column   Column   Column
             A                   B           C         D        E         F
_______________________________________________________________________________
                                            Future
                                            Policy             Other
                                   De-   Benefits,            Policy
                                ferred     Losses,            Claims    Insur-
                                Policy      Claims      Un-      and      ance
                                Acqui-         and   earned    Bene-  Premiums
                                sition        Loss  Revenue     fits       and
Segment                          Costs    Expenses  Reserve  Payable   Charges
_______________________________________________________________________________
Year ended December 31, 1996:
  Life insurance              $721,690  $9,102,184  $18,398   $7,481  $102,204

Year ended December 31, 1995:
  Life insurance               554,179   8,218,604   14,326    8,980    94,891

Year ended December 31, 1994:
  Life insurance               607,626   7,014,207   14,317    7,785    90,032

           Column              Column     Column     Column   Column   Column
             A                   G           H         I        J         K
_______________________________________________________________________________

                                                    Amorti-
                                          Benefits   zation
                                           Claims,       of
                                            Losses  Deferred
                                   Net         and   Policy    Other
                               Invest-     Settle-   Acqui-   Opera-
                                  ment        ment  sitions     ting  Premiums
Segment                         Income    Expenses    Costs  Expenses  Written
_______________________________________________________________________________
Year ended December 31, 1996:
  Life insurance              $705,074    $513,876  $79,306  $30,264        --

Year ended December 31, 1995:
  Life insurance               638,056     487,031   72,537   54,504        --

Year ended December 31, 1994:
  Life insurance               521,646     414,450   50,921   17,128        --






                   Equitable Life Insurance Company of Iowa
                                 SCHEDULE IV
                                 REINSURANCE
                 (Dollars in thousands, except per share data)

Column A                 Column B    Column C  Column D     Column E   Column F
________________________________________________________________________________
                                                                      Percentage
                                     Ceded to   Assumed               of Amount
                            Gross       Other  from Other        Net    Assumed
                           Amount   Companies  Companies      Amount     to Net
________________________________________________________________________________
Year ended December 31, 1996:
  Life insurance in
    force             $11,507,009  $1,482,900    $   --  $10,024,109         --
                      ============ =========== ========= ============ ==========
  Insurance premiums
    and charges          $109,015      $6,850       $39     $102,204         --
                      ============ =========== ========= ============ ==========
Year ended December 31, 1995:
  Life insurance in
    force             $10,927,445  $1,459,523    $   --   $9,467,922         --
                      ============ =========== ========= ============ ==========
  Insurance premiums
    and charges          $101,095      $6,271       $67      $94,891         --
                      ============ =========== ========= ============ ==========
Year ended December 31, 1994:
  Life insurance in
    force             $10,146,940  $1,421,608    $   --   $8,725,332         --
                      ============ =========== ========= ============ ==========
  Insurance premiums
    and charges           $95,821      $5,916      $127      $90,032         --
                      ============ =========== ========= ============ ==========
















                                          Financial Statements

                                Equitable Life Insurance Company of Iowa
                                           Separate Account A
                                           Equi-Select Product

                                Periods ended December 31, 1996, and 1995
                                   with Report of Independent Auditors








































                     Equitable Life Insurance Company of Iowa
                               Separate Account A
                               Equi-Select Product

                               Financial Statements


                     Periods ended December 31, 1996 and 1995






                                   Contents

Report of Independent Auditors

Audited Financial Statements

Statements of Net Assets
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements










































                        Report of Independent Auditors




The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statements of net assets of certain accounts of Equitable Life Insurance Company of Iowa Separate Account A (comprising, respectively, the Money Market, Mortgage-Backed Securities, International Fixed Income, OTC, Research, Total Return, Advantage, Value + Growth, Growth
& Income, and Warburg Pincus International Equity Accounts) as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain accounts of the Equitable Life Insurance Company of Iowa Separate Account A at December 31, 1996, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                      /S/ Ernst & Young LLP

Des Moines, Iowa
February 11, 1997













                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                     Money
                                                                     Market
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)                         $19,056,850
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ____________
     TOTAL INVESTMENTS                                             19,056,850

  Accrued investment income                                            81,522
                                                                  ____________
TOTAL NET ASSETS                                                  $19,138,372
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,772,486
  Unit Value                                                            10.80
                                                                  ____________
  Net Assets                                                      $19,138,372
                                                                  ============










See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                   Mortgage-
                                                                     Backed
                                                                   Securities
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)                            $10,254,354
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ____________
     TOTAL INVESTMENTS                                             10,254,354

  Accrued investment income                                           578,893
                                                                  ____________
TOTAL NET ASSETS                                                  $10,833,247
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               930,828
  Unit Value                                                            11.64
                                                                  ____________
  Net Assets                                                      $10,833,247
                                                                  ============









See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                  International
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)                                $7,925,804
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ______________
     TOTAL INVESTMENTS                                                7,925,804

  Accrued investment income                                             513,844
                                                                  ______________
TOTAL NET ASSETS                                                     $8,439,648
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 705,870
  Unit Value                                                              11.96
                                                                  ______________
  Net Assets                                                         $8,439,648
                                                                  ==============









See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                      OTC
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)                          $38,868,650
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ____________
     TOTAL INVESTMENTS                                             38,868,650

  Accrued investment income                                         1,984,172
                                                                  ____________
TOTAL NET ASSETS                                                  $40,852,822
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             2,602,724
  Unit Value                                                            15.70
                                                                  ____________
  Net Assets                                                      $40,852,822
                                                                  ============











See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)                          $75,163,868
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ____________
     TOTAL INVESTMENTS                                             75,163,868

  Accrued investment income                                         2,011,415
                                                                  ____________
TOTAL NET ASSETS                                                  $77,175,283
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             4,845,240
  Unit Value                                                            15.93
                                                                  ____________
  Net Assets                                                      $77,175,283
                                                                  ============











See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                     Total
                                                                     Return
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)                          $57,291,505
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ____________
     TOTAL INVESTMENTS                                             57,291,505

  Accrued investment income                                         1,543,660
                                                                  ____________
TOTAL NET ASSETS                                                  $58,835,165
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             4,354,338
  Unit Value                                                            13.51
                                                                  ____________
  Net Assets                                                      $58,835,165
                                                                  ============










See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                   Advantage
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)                          $14,474,318
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ____________
     TOTAL INVESTMENTS                                             14,474,318

  Accrued investment income                                           544,631
                                                                  ____________
TOTAL NET ASSETS                                                  $15,018,949
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,322,512
  Unit Value                                                            11.36
                                                                  ____________
  Net Assets                                                      $15,018,949
                                                                  ============











See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                    Value +
                                                                     Growth
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)                          $13,993,422
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ____________
     TOTAL INVESTMENTS                                             13,993,422

  Accrued investment income                                           142,543
                                                                  ____________
TOTAL NET ASSETS                                                  $14,135,965
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,238,349
  Unit Value                                                            11.42
                                                                  ____________
  Net Assets                                                      $14,135,965
                                                                  ============









See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                     Growth &
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)                            $27,761,968
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)
                                                                  ______________
     TOTAL INVESTMENTS                                               27,761,968

  Accrued investment income                                              67,604
                                                                  ______________
TOTAL NET ASSETS                                                    $27,829,572
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                               2,228,888
  Unit Value                                                              12.49
                                                                  ______________
  Net Assets                                                        $27,829,572
                                                                  ==============










See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENTS OF NET ASSETS
                              EQUI-SELECT PRODUCT
                               December 31, 1996

                                                                  International
                                                                     Equity
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   19,056,850 shares (cost - $19,056,850)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   967,973 shares (cost - $10,569,586)
  Equi-Select Series Trust International Fixed Income Portfolio,
   728,503 shares (cost - $8,130,969)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Equi-Select Series Trust Advantage Portfolio,
   1,390,566 shares (cost - $14,686,564)
  Equi-Select Series Trust Value + Growth Portfolio,
   1,225,402 shares (cost - $13,017,842)
  Equi-Select Series Trust Growth & Income Portfolio,
   2,205,517 shares (cost - $25,290,065)
  Warburg Pincus Trust International Equity Portfolio,
   1,813,960 shares (cost - $20,715,484)                           $20,824,258
                                                                  _____________
     TOTAL INVESTMENTS                                              20,824,258

  Accrued investment income                                                 --
                                                                  _____________
TOTAL NET ASSETS                                                   $20,824,258
                                                                  =============

NET ASSETS REPRESENTED BY:
  Units                                                              2,026,704
  Unit Value                                                             10.28
                                                                  _____________
  Net Assets                                                       $20,824,258
                                                                  =============









See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                         STATEMENTS OF OPERATIONS
                            EQUI-SELECT PRODUCT
            For the year ended December 31, 1996, Except as Noted

                                                  Mortgage-
                                    Money           Backed      International
                                    Market        Securities     Fixed Income
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                          $614,911        $549,723        $411,937
  Capital gains distributions              --          29,342         127,829

 Expenses:
  Annual contract charges              (2,200)         (3,370)         (3,042)
  Transfer charges                       (130)             --             (44)
  Administrative charges              (19,533)        (12,090)         (8,720)
  Mortality and expense
   risk charges                      (162,805)       (100,677)        (72,630)
                                ______________  ______________  ______________
 Net investment income (loss)         430,243         462,928         455,330

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain (loss) on
  investments                              --           3,182          48,607
 Net unrealized appreciation
  (depreciation) of
  investments                              --        (236,988)       (239,063)
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $430,243        $229,122        $264,874
                                ==============  ==============  ==============




















See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                         STATEMENTS OF OPERATIONS
                            EQUI-SELECT PRODUCT
            For the year ended December 31, 1996, Except as Noted

                                                                    Total
                                     OTC           Research         Return
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                --         $12,455      $1,110,366
  Capital gains distributions      $2,075,049       2,116,798         500,681

 Expenses:
  Annual contract charges             (13,074)        (19,646)        (19,076)
  Transfer charges                        (50)            (38)           (100)
  Administrative charges              (34,124)        (61,564)        (51,077)
  Mortality and expense
   risk charges                      (284,479)       (513,268)       (425,691)
                                ______________  ______________  ______________
 Net investment income (loss)       1,743,322       1,534,737       1,115,103

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain (loss) on
  investments                          61,629         662,781         120,266
 Net unrealized appreciation
  (depreciation) of
  investments                       1,203,795       5,420,258       3,147,975
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS          $3,008,746      $7,617,776      $4,383,344
                                ==============  ==============  ==============





















See accompanying notes.
               EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                         SEPARATE ACCOUNT A
                      STATEMENTS OF OPERATIONS
                         EQUI-SELECT PRODUCT
          For the year ended December 31, 1996, Except as Noted

                                                                  Value +
                                                 Advantage         Growth
                                                  Account         Account*
                                               ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                         $527,678              --
  Capital gains distributions                         16,953        $142,543

 Expenses:
  Annual contract charges                             (2,311)           (471)
  Transfer charges                                      (213)            (25)
  Administrative charges                             (12,814)         (6,775)
  Mortality and expense
   risk charges                                     (106,821)        (56,664)
                                               ______________  ______________
 Net investment income (loss)                        422,472          78,608

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain (loss) on
  investments                                         57,513           4,559
 Net unrealized appreciation
  (depreciation) of
  investments                                       (111,913)        975,580
                                               ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $368,072      $1,058,747
                                               ==============  ==============

* Commencement of operations, April 1, 1996


















See accompanying notes.
               EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                         SEPARATE ACCOUNT A
                      STATEMENTS OF OPERATIONS
                         EQUI-SELECT PRODUCT
          For the year ended December 31, 1996, Except as Noted

                                                  Growth &     International
                                                   Income          Equity
                                                  Account*        Account*
                                               ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                          $33,036        $273,307
  Capital gains distributions                         34,568         121,604

 Expenses:
  Annual contract charges                               (795)         (1,985)
  Transfer charges                                        --             (22)
  Administrative charges                             (12,429)         (8,219)
  Mortality and expense
   risk charges                                     (103,970)        (68,801)
                                               ______________  ______________
 Net investment income (loss)                        (49,590)        315,884

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain (loss) on
  investments                                         30,064         (10,354)
 Net unrealized appreciation
  (depreciation) of
  investments                                      2,471,903         108,774
                                               ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $2,452,377        $414,304
                                               ==============  ==============

* Commencement of operations, April 1, 1996


















See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                          $345,499

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                 125,935
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                  125,935

  Changes from principal transactions:
  Purchase payments                                                  30,141,356
  Contract distributions and terminations                               (18,210)
  Transfer payments from (to) other Accounts and Fixed Account      (24,862,359)
                                                                  ______________
  Increase in net assets derived from principal transactions          5,260,787
                                                                  ______________
  Total increase                                                      5,386,722
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       5,732,221

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                          430,243
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                  430,243

  Changes from principal transactions:
  Purchase payments                                                  97,297,490
  Contract distributions and terminations                              (409,078)
  Transfer payments from (to) other Accounts and Fixed Account      (83,912,504)
                                                                  ______________
  Increase in net assets derived from principal transactions         12,975,908
                                                                  ______________
  Total increase                                                     13,406,151
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                     $19,138,372
                                                                  ==============






See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                           $28,822

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                 216,981
  Net realized gain on investments                                          994
  Net unrealized appreciation (depreciation) of investments             (77,915)
                                                                  ______________
  Net increase in net assets resulting from operations                  140,060

  Changes from principal transactions:
  Purchase payments                                                   1,764,376
  Contract distributions and terminations                                (7,691)
  Transfer payments from (to) other Accounts and Fixed Account        2,413,953
                                                                  ______________
  Increase in net assets derived from principal transactions          4,170,638
                                                                  ______________
  Total increase                                                      4,310,698
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       4,339,520

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                          462,928
  Net realized gain (loss) on investments                                 3,182
  Net unrealized appreciation (depreciation) of investments            (236,988)
                                                                  ______________
  Net increase in net assets resulting from operations                  229,122

  Changes from principal transactions:
  Purchase payments                                                   3,866,835
  Contract distributions and terminations                              (272,503)
  Transfer payments from (to) other Accounts and Fixed Account        2,670,273
                                                                  ______________
  Increase in net assets derived from principal transactions          6,264,605
                                                                  ______________
  Total increase                                                      6,493,727
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                     $10,833,247
                                                                  ==============





See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                  International
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                           $51,288

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                 149,959
  Net realized gain on investments                                        4,271
  Net unrealized appreciation (depreciation) of investments              34,190
                                                                  ______________
  Net increase in net assets resulting from operations                  188,420

  Changes from principal transactions:
  Purchase payments                                                   1,703,537
  Contract distributions and terminations                                (6,355)
  Transfer payments from (to) other Accounts and Fixed Account        1,662,677
                                                                  ______________
  Increase in net assets derived from principal transactions          3,359,859
                                                                  ______________
  Total increase                                                      3,548,279
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       3,599,567

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                          455,330
  Net realized gain (loss) on investments                                48,607
  Net unrealized appreciation (depreciation) of investments            (239,063)
                                                                  ______________
  Net increase in net assets resulting from operations                  264,874

  Changes from principal transactions:
  Purchase payments                                                   2,509,049
  Contract distributions and terminations                              (213,335)
  Transfer payments from (to) other Accounts and Fixed Account        2,279,493
                                                                  ______________
  Increase in net assets derived from principal transactions          4,575,207
                                                                  ______________
  Total increase                                                      4,840,081
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                      $8,439,648
                                                                  ==============





See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                       OTC
                                                                     Account
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                          $660,106

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                 933,058
  Net realized gain on investments                                       36,066
  Net unrealized appreciation (depreciation) of investments              20,313
                                                                  ______________
  Net increase in net assets resulting from operations                  989,437

  Changes from principal transactions:
  Purchase payments                                                   4,028,128
  Contract distributions and terminations                               (33,765)
  Transfer payments from (to) other Accounts and Fixed Account        4,392,791
                                                                  ______________
  Increase in net assets derived from principal transactions          8,387,154
                                                                  ______________
  Total increase                                                      9,376,591
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      10,036,697

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                        1,743,322
  Net realized gain (loss) on investments                                61,629
  Net unrealized appreciation (depreciation) of investments           1,203,795
                                                                  ______________
  Net increase in net assets resulting from operations                3,008,746

  Changes from principal transactions:
  Purchase payments                                                  16,302,789
  Contract distributions and terminations                              (628,676)
  Transfer payments from (to) other Accounts and Fixed Account       12,133,266
                                                                  ______________
  Increase in net assets derived from principal transactions         27,807,379
                                                                  ______________
  Total increase                                                     30,816,125
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                     $40,852,822
                                                                  ==============







See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                          $672,603

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                 190,119
  Net realized gain on investments                                       19,662
  Net unrealized appreciation (depreciation) of investments           1,548,017
                                                                  ______________
  Net increase in net assets resulting from operations                1,757,798

  Changes from principal transactions:
  Purchase payments                                                   8,333,228
  Contract distributions and terminations                               (32,130)
  Transfer payments from (to) other Accounts and Fixed Account        5,715,449
                                                                  ______________
  Increase in net assets derived from principal transactions         14,016,547
                                                                  ______________
  Total increase                                                     15,774,345
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      16,446,948

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                        1,534,737
  Net realized gain (loss) on investments                               662,781
  Net unrealized appreciation (depreciation) of investments           5,420,258
                                                                  ______________
  Net increase in net assets resulting from operations                7,617,776

  Changes from principal transactions:
  Purchase payments                                                  32,407,473
  Contract distributions and terminations                            (1,057,801)
  Transfer payments from (to) other Accounts and Fixed Account       21,760,887
                                                                  ______________
  Increase in net assets derived from principal transactions         53,110,559
                                                                  ______________
  Total increase                                                     60,728,335
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                     $77,175,283
                                                                  ==============







See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                      Total
                                                                      Return
                                                                     Account
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                          $324,925

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                 246,476
  Net realized gain on investments                                        6,083
  Net unrealized appreciation (depreciation) of investments           1,034,214
                                                                  ______________
  Net increase in net assets resulting from operations                1,286,773

  Changes from principal transactions:
  Purchase payments                                                   7,285,539
  Contract distributions and terminations                               (72,501)
  Transfer payments from (to) other Accounts and Fixed Account        6,997,106
                                                                  ______________
  Increase in net assets derived from principal transactions         14,210,144
                                                                  ______________
  Total increase                                                     15,496,917
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      15,821,842

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                        1,115,103
  Net realized gain (loss) on investments                               120,266
  Net unrealized appreciation (depreciation) of investments           3,147,975
                                                                  ______________
  Net increase in net assets resulting from operations                4,383,344

  Changes from principal transactions:
  Purchase payments                                                  23,245,480
  Contract distributions and terminations                            (1,235,631)
  Transfer payments from (to) other Accounts and Fixed Account       16,620,130
                                                                  ______________
  Increase in net assets derived from principal transactions         38,629,979
                                                                  ______________
  Total increase                                                     43,013,323
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                     $58,835,165
                                                                  ==============






See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                    Advantage
                                                                     Account
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                          $459,024

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                 219,723
  Net realized gain on investments                                       15,065
  Net unrealized appreciation (depreciation) of investments             (96,273)
                                                                  ______________
  Net increase in net assets resulting from operations                  138,515

  Changes from principal transactions:
  Purchase payments                                                   1,956,116
  Contract distributions and terminations                               (15,339)
  Transfer payments from (to) other Accounts and Fixed Account        1,205,921
                                                                  ______________
  Increase in net assets derived from principal transactions          3,146,698
                                                                  ______________
  Total increase                                                      3,285,213
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       3,744,237

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                          422,472
  Net realized gain (loss) on investments                                57,513
  Net unrealized appreciation (depreciation) of investments            (111,913)
                                                                  ______________
  Net increase in net assets resulting from operations                  368,072

  Changes from principal transactions:
  Purchase payments                                                   7,649,569
  Contract distributions and terminations                              (381,407)
  Transfer payments from (to) other Accounts and Fixed Account        3,638,478
                                                                  ______________
  Increase in net assets derived from principal transactions         10,906,640
                                                                  ______________
  Total increase                                                     11,274,712
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                     $15,018,949
                                                                  ==============







See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                     Value +
                                                                      Growth
                                                                     Account*
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                                --

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                      --
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                       --

  Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts and Fixed Account               --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                              --

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                          $78,608
  Net realized gain (loss) on investments                                 4,559
  Net unrealized appreciation (depreciation) of investments             975,580
                                                                  ______________
  Net increase in net assets resulting from operations                1,058,747

  Changes from principal transactions:
  Purchase payments                                                   5,855,390
  Contract distributions and terminations                               (86,176)
  Transfer payments from (to) other Accounts and Fixed Account        7,308,004
                                                                  ______________
  Increase in net assets derived from principal transactions         13,077,218
                                                                  ______________
  Total increase                                                     14,135,965
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                     $14,135,965
                                                                  ==============

* Commencement of operations, April 1, 1996




See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                     Growth +
                                                                      Income
                                                                     Account*
                                                                  ______________
NET ASSETS AT JANUARY 1, 1995                                                --

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                      --
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                       --

  Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts and Fixed Account               --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                              --

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         ($49,590)
  Net realized gain (loss) on investments                                30,064
  Net unrealized appreciation (depreciation) of investments           2,471,903
                                                                  ______________
  Net increase in net assets resulting from operations                2,452,377

  Changes from principal transactions:
  Purchase payments                                                  12,034,879
  Contract distributions and terminations                              (227,921)
  Transfer payments from (to) other Accounts and Fixed Account       13,570,237
                                                                  ______________
  Increase in net assets derived from principal transactions         25,377,195
                                                                  ______________
  Total increase                                                     27,829,572
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1996                                     $27,829,572
                                                                  ==============

* Commencement of operations, April 1, 1996




See accompanying notes.
                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                             EQUI-SELECT PRODUCT
         For the years ended December 31, 1995 and 1996, Except as Noted

                                                                International
                                                                    Equity
                                                                   Account*
                                                                ______________
NET ASSETS AT JANUARY 1, 1995                                              --

INCREASE IN NET ASSETS
  Operations:
  Net investment income                                                    --
  Net realized gain on investments                                         --
  Net unrealized appreciation (depreciation) of investments                --
                                                                ______________
  Net increase in net assets resulting from operations                     --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) other Accounts and Fixed Account             --
                                                                ______________
  Increase in net assets derived from principal transactions               --
                                                                ______________
  Total increase                                                           --
                                                                ______________
NET ASSETS AT DECEMBER 31, 1995                                            --


INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                       $315,884
  Net realized gain (loss) on investments                             (10,354)
  Net unrealized appreciation (depreciation) of investments           108,774
                                                                ______________
  Net increase in net assets resulting from operations                414,304

  Changes from principal transactions:
  Purchase payments                                                 4,679,176
  Contract distributions and terminations                            (172,244)
  Transfer payments from (to) other Accounts and Fixed Account     15,903,022
                                                                ______________
  Increase in net assets derived from principal transactions       20,409,954
                                                                ______________
  Total increase                                                   20,824,258
                                                                ______________
NET ASSETS AT DECEMBER 31, 1996                                   $20,824,258
                                                                ==============

* Commencement of operations, April 1, 1996



See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                        NOTES TO FINANCIAL STATEMENTS
                              EQUI-SELECT PRODUCT
                              December 31, 1996

NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A (the "Account") was established by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to contract owners. Investments are stated at the closing net asset values per share on December 31, 1996.

The Account is a unit investment trust, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and as of December 31, 1996, consisted of fifteen investment accounts, nine of which (the Money Market, Mortgage-Backed Securities, International Fixed Income, OTC, Research, Total Return, Advantage, Value + Growth and Growth & Income) are invested in specified portfolios of the Equi-Select Series Trust, and one of which (the International Equity Account) is invested in the International Equity Portfolio of the Warburg Pincus Trust, as directed by eligible contract owners. Activity in these ten investment accounts is available to contract owners of the Equi-Select Variable Annuity product.
The Equi-Select Series Trust and Warburg Pincus Trust are open-end management companies.

The remaining five investment accounts are invested in specified portfolios of the Travelers Series Fund Inc. and Smith Barney Series Fund. These five investment accounts and the Research, OTC and Total Return Accounts, which invest in the Equi-Select Series Trust, are available to contract owners of the PrimElite Variable Annuity product.

On May 16, 1996, the Government Securities and Short-Term Bond Accounts were closed. On December 12, 1996, the International Stock Account was closed.
The net assets were transferred to other accounts. Accordingly, the accounts have not been included in these financial statements.

In 1997, the Account began offering certain accounts in The GCG Trust. These accounts include the Fully Managed and Small Cap Series which commenced operations in the Account on February 5, 1997 and the Rising Dividends on February 10, 1997.

The financial statements included herein present only those investment accounts available to contract owners of the Equi-Select Variable Annuity product as of December 31, 1996. The financial statements of the remaining investment accounts as well as the Research, OTC and Total Return Accounts, which are also available to contract owners of the PrimElite Variable Annuity product are presented separately.

Realized gains and losses are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $1,895,806 and $227,345, respectively, for the period ended December 31, 1996 ($348,739 and $42,078, respectively, for the year ended December 31, 1995).

An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. For the period ended December 31, 1996, annual contract charges amounted to $65,970, and for the year ended December 31, 1995, these charges amounted to $2,806.

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. For the year ended December 31, 1996, transfer charges amounted to $622. No transfer charges were assessed in 1995. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

NOTE 3 - FEDERAL INCOME TAXES
Operations of the Account form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of the Account.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                              Period From January 1,
                             1996 or Commencement of
                                  Operations to               Year Ended
                                December 31, 1996          December 31, 1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Money Market Portfolio      $43,852,637  $30,504,481   $18,116,828  $12,751,952
Mortgage-Backed Securities
 Portfolio                    8,065,695    1,682,068     4,186,979       33,921
International Fixed
 Income Portfolio             5,234,780      557,676     3,461,113      111,334
OTC Portfolio                28,902,017      341,386     8,736,489      410,391
Research Portfolio           54,653,079    1,744,943    14,168,762      230,594
Total Return Portfolio       39,063,198      532,334    14,267,685      137,651
Advantage Portfolio          13,475,395    2,445,892     3,718,744      592,976
Value + Growth Portfolio     13,221,408      208,125            --           --
Growth & Income Portfolio    25,439,201      179,200            --           --
International Equity
 Portfolio                   21,093,357      367,519            --           --

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                              Period From January 1,
                             1996 or Commencement of
                                  Operations to               Year Ended
                                December 31, 1996          December 31, 1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Money Market Account          9,656,473    8,432,754     2,969,444    2,454,999
Mortgage-Backed Securities
 Account                        806,213      255,416       380,372        3,227
International Fixed
 Income Account                 502,939      108,758       309,796        3,205
OTC Account                   2,002,398      159,271       705,565        9,749
Research Account              3,947,429      357,941     1,196,506        9,931
Total Return Account          3,298,269      256,496     1,315,204       35,745
Advantage Account             1,374,019      396,282       359,214       59,955
Value + Growth Account        1,294,691       56,342            --           --
Growth & Income Account       2,280,154       51,266            --           --
International Equity
 Account                      2,094,800       68,096            --           --

































NOTE 6 - NET ASSETS

   Net assets at December 31, 1996 consisted of the following:

                                          Mortgage-   International
                              Money        Backed        Fixed
                              Market     Securities      Income         OTC
                             Account       Account      Account       Account
                           ____________ _____________ ____________ _____________
Unit transactions          $19,055,599   $10,484,591   $8,050,647   $36,983,620
Accumulated net
 investment income (loss)       82,773       663,888      594,166     2,637,867
Net unrealized appreciation
 (depreciation) of
 investments                        --      (315,232)    (205,165)    1,231,335
                           ____________ _____________ ____________ _____________
                           $19,138,372   $10,833,247   $8,439,648   $40,852,822
                           ============ ============= ============ =============

                                            Total
                             Research      Return      Advantage
                             Account       Account      Account
                           ____________ _____________ ____________
Unit transactions          $68,507,383   $53,320,057  $14,598,213
Accumulated net
 investment income (loss)    1,719,749     1,335,360      632,982
Net unrealized appreciation
 (depreciation) of
 investments                 6,948,151     4,179,748     (212,246)
                           ____________ _____________ ____________
                           $77,175,283   $58,835,165  $15,018,949
                           ============ ============= ============

                             Value +      Growth &    International
                              Growth       Income        Equity
                             Account       Account      Account
                           ____________ _____________ ____________
Unit transactions          $13,081,777   $25,407,259  $20,399,600
Accumulated net
 investment income (loss)       78,608       (49,590)     315,884
Net unrealized appreciation
 (depreciation) of
 investments                   975,580     2,471,903      108,774
                           ____________ _____________ ____________
                           $14,135,965   $27,829,572  $20,824,258
                           ============ ============= ============
















                                           Financial Statements

                                 Equitable Life Insurance Company of Iowa
                                            Separate Account A
                                            PrimElite Product

                                 Periods ended December 31, 1996, and 1995
                                    with Report of Independent Auditors








































                    Equitable Life Insurance Company of Iowa
                              Separate Account A
                                   PrimElite

                             Financial Statements


                    Periods ended December 31, 1996 and 1995






                                   Contents

Report of Independent Auditors

Audited Financial Statements

Statements of Net Assets
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements




































                        Report of Independent Auditors




The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statements of net assets of certain accounts of Equitable Life Insurance Company of Iowa Separate Account A (comprising, respectively, the Research, OTC, Total Return, International Equity, Income and Growth, High Income, Money Market and Appreciation Accounts) as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain accounts of the Equitable Life Insurance Company of Iowa Separate Account A at December 31, 1996, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                      /S/ Ernst & Young LLP

Des Moines, Iowa
February 11, 1997




















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENTS OF NET ASSETS
                             PRIMELITE PRODUCT
                             December 31, 1996

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)                          $75,163,868
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   860,276 shares (cost - $10,042,334)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,492,090 shares (cost - $20,664,534)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   692,114 shares (cost - $8,099,774)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,687,775 shares (cost - $3,687,775)
  Smith Barney Series Fund Appreciation Portfolio,
   352,217 shares (cost - $5,627,698)
                                                                  ____________
     TOTAL INVESTMENTS                                             75,163,868

 Accrued investment income                                          2,011,415
                                                                  ____________
 TOTAL NET ASSETS                                                 $77,175,283
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             4,845,240
  Unit Value                                                            15.93
                                                                  ____________
  Net Assets                                                      $77,175,283
                                                                  ============











See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENTS OF NET ASSETS
                             PRIMELITE PRODUCT
                             December 31, 1996

                                                                      OTC
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)                          $38,868,650
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   860,276 shares (cost - $10,042,334)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,492,090 shares (cost - $20,664,534)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   692,114 shares (cost - $8,099,774)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,687,775 shares (cost - $3,687,775)
  Smith Barney Series Fund Appreciation Portfolio,
   352,217 shares (cost - $5,627,698)
                                                                  ____________
     TOTAL INVESTMENTS                                             38,868,650

 Accrued investment income                                          1,984,172
                                                                  ____________
 TOTAL NET ASSETS                                                 $40,852,822
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             2,602,724
  Unit Value                                                            15.70
                                                                  ____________
  Net Assets                                                      $40,852,822
                                                                  ============











See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENTS OF NET ASSETS
                             PRIMELITE PRODUCT
                             December 31, 1996

                                                                     Total
                                                                     Return
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)                          $57,291,505
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   860,276 shares (cost - $10,042,334)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,492,090 shares (cost - $20,664,534)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   692,114 shares (cost - $8,099,774)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,687,775 shares (cost - $3,687,775)
  Smith Barney Series Fund Appreciation Portfolio,
   352,217 shares (cost - $5,627,698)
                                                                  ____________
     TOTAL INVESTMENTS                                             57,291,505

 Accrued investment income                                          1,543,660
                                                                  ____________
 TOTAL NET ASSETS                                                 $58,835,165
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             4,354,338
  Unit Value                                                            13.51
                                                                  ____________
  Net Assets                                                      $58,835,165
                                                                  ============










See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENTS OF NET ASSETS
                             PRIMELITE PRODUCT
                             December 31, 1996

                                                                  International
                                                                      Equity
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   860,276 shares (cost - $10,042,334)                              $10,805,062
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,492,090 shares (cost - $20,664,534)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   692,114 shares (cost - $8,099,774)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,687,775 shares (cost - $3,687,775)
  Smith Barney Series Fund Appreciation Portfolio,
   352,217 shares (cost - $5,627,698)
                                                                  ______________
     TOTAL INVESTMENTS                                               10,805,062

 Accrued investment income                                                   --
                                                                  ______________
 TOTAL NET ASSETS                                                   $10,805,062
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 804,975
  Unit Value                                                              13.42
                                                                  ______________
  Net Assets                                                        $10,805,062
                                                                  ==============










See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENTS OF NET ASSETS
                             PRIMELITE PRODUCT
                             December 31, 1996

                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   860,276 shares (cost - $10,042,334)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,492,090 shares (cost - $20,664,534)                            $22,470,880
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   692,114 shares (cost - $8,099,774)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,687,775 shares (cost - $3,687,775)
  Smith Barney Series Fund Appreciation Portfolio,
   352,217 shares (cost - $5,627,698)
                                                                  ______________
     TOTAL INVESTMENTS                                               22,470,880

 Accrued investment income                                                   --
                                                                  ______________
 TOTAL NET ASSETS                                                   $22,470,880
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                               1,579,649
  Unit Value                                                              14.23
                                                                  ______________
  Net Assets                                                        $22,470,880
                                                                  ==============











See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENTS OF NET ASSETS
                             PRIMELITE PRODUCT
                             December 31, 1996

                                                                       High
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   860,276 shares (cost - $10,042,334)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,492,090 shares (cost - $20,664,534)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   692,114 shares (cost - $8,099,774)                                $8,194,631
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,687,775 shares (cost - $3,687,775)
  Smith Barney Series Fund Appreciation Portfolio,
   352,217 shares (cost - $5,627,698)
                                                                  ______________
     TOTAL INVESTMENTS                                                8,194,631

 Accrued investment income                                                   --
                                                                  ______________
 TOTAL NET ASSETS                                                    $8,194,631
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 670,736
  Unit Value                                                              12.22
                                                                  ______________
  Net Assets                                                         $8,194,631
                                                                  ==============











See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENTS OF NET ASSETS
                             PRIMELITE PRODUCT
                             December 31, 1996

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   860,276 shares (cost - $10,042,334)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,492,090 shares (cost - $20,664,534)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   692,114 shares (cost - $8,099,774)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,687,775 shares (cost - $3,687,775)                              $3,687,775
  Smith Barney Series Fund Appreciation Portfolio,
   352,217 shares (cost - $5,627,698)
                                                                  ______________
     TOTAL INVESTMENTS                                                3,687,775

 Accrued investment income                                                6,215
                                                                  ______________
 TOTAL NET ASSETS                                                    $3,693,990
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 348,906
  Unit Value                                                              10.59
                                                                  ______________
  Net Assets                                                         $3,693,990
                                                                  ==============











See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                          STATEMENTS OF NET ASSETS
                             PRIMELITE PRODUCT
                             December 31, 1996

                                                                   Appreciation
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Research Portfolio,
   4,870,814 shares (cost - $68,215,717)
  Equi-Select Series Trust OTC Portfolio,
   2,812,183 shares (cost - $37,637,315)
  Equi-Select Series Trust Total Return Portfolio,
   4,356,245 shares (cost - $53,111,757)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   860,276 shares (cost - $10,042,334)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,492,090 shares (cost - $20,664,534)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   692,114 shares (cost - $8,099,774)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,687,775 shares (cost - $3,687,775)
  Smith Barney Series Fund Appreciation Portfolio,
   352,217 shares (cost - $5,627,698)                                $5,586,164
                                                                  ______________
     TOTAL INVESTMENTS                                                5,586,164

 Accrued investment income                                                   --
                                                                  ______________
 TOTAL NET ASSETS                                                    $5,586,164
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 497,034
  Unit Value                                                              11.24
                                                                  ______________
  Net Assets                                                         $5,586,164
                                                                  ==============











See accompanying notes.
                 EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                          SEPARATE ACCOUNT A
                       STATEMENTS OF OPERATIONS
                          PRIMELITE PRODUCT
            For the year ended December 31, 1996, Except as Noted

                                                                    Total
                                   Research          OTC            Return
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                           $12,455              --      $1,110,366
  Capital gains distributions       2,116,798      $2,075,049         500,681

 Expenses:
  Annual contract charges             (19,646)        (13,074)        (19,076)
  Transfer charges                        (38)            (50)           (100)
  Administrative charges              (61,564)        (34,124)        (51,077)
  Mortality and expense
   risk charges                      (513,268)       (284,479)       (425,691)
                                ______________  ______________  ______________
 Net investment income (loss)       1,534,737       1,743,322       1,115,103

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain on
  investments                         662,781          61,629         120,266
 Net unrealized appreciation
  (depreciation) of
  investments                       5,420,258       1,203,795       3,147,975
                                ______________  ______________  ______________
NET INCREASE IN
NET ASSETS RESULTING FROM
OPERATIONS                         $7,617,776      $3,008,746      $4,383,344
                                ==============  ==============  ==============



















See accompanying notes.
                EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                         SEPARATE ACCOUNT A
                      STATEMENTS OF OPERATIONS
                         PRIMELITE PRODUCT
           For the year ended December 31, 1996, Except as Noted

                                International       Income           High
                                    Equity        and Growth        Income
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                           $10,897        $252,108        $419,511
  Capital gains distributions              --         247,811          34,959

 Expenses:
  Annual contract charges              (1,788)         (3,084)           (629)
  Transfer charges                         --              --              --
  Administrative charges               (8,674)        (17,746)         (5,796)
  Mortality and expense
   risk charges                       (72,323)       (147,965)        (48,347)
                                ______________  ______________  ______________
 Net investment income (loss)         (71,888)        331,124         399,698

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain on
  investments                          17,392         113,961          22,650
 Net unrealized appreciation
  (depreciation) of
  investments                         731,168       1,617,928          94,928
                                ______________  ______________  ______________
NET INCREASE IN
NET ASSETS RESULTING FROM
OPERATIONS                           $676,672      $2,063,013        $517,276
                                ==============  ==============  ==============



















See accompanying notes.
                EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                         SEPARATE ACCOUNT A
                      STATEMENTS OF OPERATIONS
                         PRIMELITE PRODUCT
           For the year ended December 31, 1996, Except as Noted

                                                   Money
                                                   Market       Appreciation
                                                  Account         Account*
                                               ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                         $122,144         $77,590
  Capital gains distributions                             --         355,982

 Expenses:
  Annual contract charges                               (114)            (36)
  Transfer charges                                        --              --
  Administrative charges                              (3,801)         (2,734)
  Mortality and expense
   risk charges                                      (31,672)        (22,856)
                                               ______________  ______________
 Net investment income (loss)                         86,557         407,946

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain on
  investments                                             --           8,262
 Net unrealized appreciation
  (depreciation) of
  investments                                             --         (41,534)
                                               ______________  ______________
NET INCREASE IN
NET ASSETS RESULTING FROM
OPERATIONS                                           $86,557        $374,674
                                               ==============  ==============

*Commencement of operations, March 25, 1996
















See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                            PRIMELITE PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                    Research
                                                                    Account
                                                                 ______________
NET ASSETS AT JANUARY 1, 1995                                         $672,603

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         190,119
  Net realized gain (loss) on investments                               19,662
  Net unrealized appreciation (depreciation) of investments          1,548,017
                                                                 ______________
  Net increase in net assets resulting from operations               1,757,798

  Changes from principal transactions:
  Purchase payments                                                  8,333,228
  Contract distributions and terminations                              (32,130)
  Transfer payments from (to) other Accounts and Fixed Account       5,715,449
                                                                 ______________
  Increase in net assets derived from principal transactions        14,016,547
                                                                 ______________
  Total increase                                                    15,774,345
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1995                                     16,446,948

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                       1,534,737
  Net realized gain on investments                                     662,781
  Net unrealized appreciation (depreciation) of investments          5,420,258
                                                                 ______________
  Net increase in net assets resulting from operations               7,617,776

  Changes from principal transactions:
  Purchase payments                                                 32,407,473
  Contract distributions and terminations                           (1,057,801)
  Transfer payments from (to) other Accounts and Fixed Account      21,760,887
                                                                 ______________
  Increase in net assets derived from principal transactions        53,110,559
                                                                 ______________
  Total increase                                                    60,728,335
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1996                                    $77,175,283
                                                                 ==============







See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                            PRIMELITE PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                      OTC
                                                                    Account
                                                                 ______________
NET ASSETS AT JANUARY 1, 1995                                         $660,106

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         933,058
  Net realized gain (loss) on investments                               36,066
  Net unrealized appreciation (depreciation) of investments             20,313
                                                                 ______________
  Net increase in net assets resulting from operations                 989,437

  Changes from principal transactions:
  Purchase payments                                                  4,028,128
  Contract distributions and terminations                              (33,765)
  Transfer payments from (to) other Accounts and Fixed Account       4,392,791
                                                                 ______________
  Increase in net assets derived from principal transactions         8,387,154
                                                                 ______________
  Total increase                                                     9,376,591
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1995                                     10,036,697

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                       1,743,322
  Net realized gain on investments                                      61,629
  Net unrealized appreciation (depreciation) of investments          1,203,795
                                                                 ______________
  Net increase in net assets resulting from operations               3,008,746

  Changes from principal transactions:
  Purchase payments                                                 16,302,789
  Contract distributions and terminations                             (628,676)
  Transfer payments from (to) other Accounts and Fixed Account      12,133,266
                                                                 ______________
  Increase in net assets derived from principal transactions        27,807,379
                                                                 ______________
  Total increase                                                    30,816,125
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1996                                    $40,852,822
                                                                 ==============







See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                            PRIMELITE PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                  Total Return
                                                                    Account
                                                                 ______________
NET ASSETS AT JANUARY 1, 1995                                         $324,925

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         246,476
  Net realized gain (loss) on investments                                6,083
  Net unrealized appreciation (depreciation) of investments          1,034,214
                                                                 ______________
  Net increase in net assets resulting from operations               1,286,773

  Changes from principal transactions:
  Purchase payments                                                  7,285,539
  Contract distributions and terminations                              (72,501)
  Transfer payments from (to) other Accounts and Fixed Account       6,997,106
                                                                 ______________
  Increase in net assets derived from principal transactions        14,210,144
                                                                 ______________
  Total increase                                                    15,496,917
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1995                                     15,821,842

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                       1,115,103
  Net realized gain on investments                                     120,266
  Net unrealized appreciation (depreciation) of investments          3,147,975
                                                                 ______________
  Net increase in net assets resulting from operations               4,383,344

  Changes from principal transactions:
  Purchase payments                                                 23,245,480
  Contract distributions and terminations                           (1,235,631)
  Transfer payments from (to) other Accounts and Fixed Account      16,620,130
                                                                 ______________
  Increase in net assets derived from principal transactions        38,629,979
                                                                 ______________
  Total increase                                                    43,013,323
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1996                                    $58,835,165
                                                                 ==============







See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                            PRIMELITE PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                 International
                                                                     Equity
                                                                  Account (a)
                                                                 ______________
NET ASSETS AT JANUARY 1, 1995                                               --

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         ($3,744)
  Net realized gain (loss) on investments                                   (4)
  Net unrealized appreciation (depreciation) of investments             31,560
                                                                 ______________
  Net increase in net assets resulting from operations                  27,812

  Changes from principal transactions:
  Purchase payments                                                  1,444,691
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account         312,731
                                                                 ______________
  Increase in net assets derived from principal transactions         1,757,422
                                                                 ______________
  Total increase                                                     1,785,234
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1995                                      1,785,234

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         (71,888)
  Net realized gain on investments                                      17,392
  Net unrealized appreciation (depreciation) of investments            731,168
                                                                 ______________
  Net increase in net assets resulting from operations                 676,672

  Changes from principal transactions:
  Purchase payments                                                  6,290,530
  Contract distributions and terminations                              (32,636)
  Transfer payments from (to) other Accounts and Fixed Account       2,085,262
                                                                 ______________
  Increase in net assets derived from principal transactions         8,343,156
                                                                 ______________
  Total increase                                                     9,019,828
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1996                                    $10,805,062
                                                                 ==============

(a) Commencement of operations, March 27, 1995




See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                            PRIMELITE PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                     Income
                                                                   and Growth
                                                                  Account (b)
                                                                 ______________
NET ASSETS AT JANUARY 1, 1995                                               --

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $46,665
  Net realized gain (loss) on investments                                  106
  Net unrealized appreciation (depreciation) of investments            188,418
                                                                 ______________
  Net increase in net assets resulting from operations                 235,189

  Changes from principal transactions:
  Purchase payments                                                  2,609,690
  Contract distributions and terminations                                  (77)
  Transfer payments from (to) other Accounts and Fixed Account         710,152
                                                                 ______________
  Increase in net assets derived from principal transactions         3,319,765
                                                                 ______________
  Total increase                                                     3,554,954
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1995                                      3,554,954

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         331,124
  Net realized gain on investments                                     113,961
  Net unrealized appreciation (depreciation) of investments          1,617,928
                                                                 ______________
  Net increase in net assets resulting from operations               2,063,013

  Changes from principal transactions:
  Purchase payments                                                 12,391,247
  Contract distributions and terminations                             (313,379)
  Transfer payments from (to) other Accounts and Fixed Account       4,775,045
                                                                 ______________
  Increase in net assets derived from principal transactions        16,852,913
                                                                 ______________
  Total increase                                                    18,915,926
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1996                                    $22,470,880
                                                                 ==============

(b) Commencement of operations, April 5, 1995




See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                            PRIMELITE PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                 High Income
                                                                  Account (c)
                                                                 ______________
NET ASSETS AT JANUARY 1, 1995                                               --

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $30,883
  Net realized gain (loss) on investments                                   20
  Net unrealized appreciation (depreciation) of investments                (71)
                                                                 ______________
  Net increase in net assets resulting from operations                  30,832

  Changes from principal transactions:
  Purchase payments                                                    672,913
  Contract distributions and terminations                               (1,611)
  Transfer payments from (to) other Accounts and Fixed Account          88,806
                                                                 ______________
  Increase in net assets derived from principal transactions           760,108
                                                                 ______________
  Total increase                                                       790,940
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1995                                        790,940

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                         399,698
  Net realized gain on investments                                      22,650
  Net unrealized appreciation (depreciation) of investments             94,928
                                                                 ______________
  Net increase in net assets resulting from operations                 517,276

  Changes from principal transactions:
  Purchase payments                                                  5,464,065
  Contract distributions and terminations                              (30,888)
  Transfer payments from (to) other Accounts and Fixed Account       1,453,238
                                                                 ______________
  Increase in net assets derived from principal transactions         6,886,415
                                                                 ______________
  Total increase                                                     7,403,691
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1996                                     $8,194,631
                                                                 ==============

(c) Commencement of operations, April 28, 1995





See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                            PRIMELITE PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                  Money Market
                                                                  Account (d)
                                                                 ______________
NET ASSETS AT JANUARY 1, 1995                                               --

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                          $9,600
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                 ______________
  Net increase in net assets resulting from operations                   9,600

  Changes from principal transactions:
  Purchase payments                                                  3,007,403
  Contract distributions and terminations                              (13,913)
  Transfer payments from (to) other Accounts and Fixed Account      (1,723,565)
                                                                 ______________
  Increase in net assets derived from principal transactions         1,269,925
                                                                 ______________
  Total increase                                                     1,279,525
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1995                                      1,279,525

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                          86,557
  Net realized gain on investments                                          --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                 ______________
  Net increase in net assets resulting from operations                  86,557

  Changes from principal transactions:
  Purchase payments                                                 16,828,214
  Contract distributions and terminations                              (12,087)
  Transfer payments from (to) other Accounts and Fixed Account     (14,488,219)
                                                                 ______________
  Increase in net assets derived from principal transactions         2,327,908
                                                                 ______________
  Total increase                                                     2,414,465
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1996                                     $3,693,990
                                                                 ==============

(d) Commencement of operations, May 24, 1995





See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            SEPARATE ACCOUNT A
                     STATEMENTS OF CHANGES IN NET ASSETS
                            PRIMELITE PRODUCT
        For the years ended December 31, 1995 and 1996, Except as Noted

                                                                  Appreciation
                                                                  Account (e)
                                                                 ______________
NET ASSETS AT JANUARY 1, 1995                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                 ______________
  Net increase in net assets resulting from operations                      --

  Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                 ______________
  Increase in net assets derived from principal transactions                --
                                                                 ______________
  Total increase                                                            --
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1995                                             --

INCREASE IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $407,946
  Net realized gain on investments                                       8,262
  Net unrealized appreciation (depreciation) of investments            (41,534)
                                                                 ______________
  Net increase in net assets resulting from operations                 374,674

  Changes from principal transactions:
  Purchase payments                                                  4,266,029
  Contract distributions and terminations                               (3,440)
  Transfer payments from (to) other Accounts and Fixed Account         948,901
                                                                 ______________
  Increase in net assets derived from principal transactions         5,211,490
                                                                 ______________
  Total increase                                                     5,586,164
                                                                 ______________
NET ASSETS AT DECEMBER 31, 1996                                     $5,586,164
                                                                 ==============

(e) Commencement of operations, March 25, 1996





See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                        NOTES TO FINANCIAL STATEMENTS
                              PRIMELITE PRODUCT
                              December 31, 1996

NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A (the "Account") was established by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to contract owners. Investments are stated at the closing net asset values per share on December 31, 1996.

The Account is a unit investment trust, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and as of December 31, 1996, consisted of fifteen investment accounts, eight of which are available to contract owners of the PrimElite Variable Annuity product. Four of the Accounts (International Equity, Income and Growth, High Income, and Money Market), are invested in specified portfolios of the Travelers Series Fund Inc., which commenced operations on June 16, 1994.
The Appreciation Account invests in the Appreciation Portfolio of the Smith Barney Series Fund. Activity in these five investment accounts, as well as the Research Account, OTC Account, and Total Return Account, which invest in the Equi-Select Series Trust, are available to contract owners of the PrimElite Variable Annuity Product. The Travelers Series Fund Inc., Smith Barney Series Fund and Equi-Select Series Trust are open-end management companies.

The remaining seven investment accounts (as well as the Research Account, OTC Account and Total Return Account) are invested in specified portfolios of the Equi-Select Series Trust and The International Equity Account. These investment accounts are available to contract owners of the Equi-Select Variable Annuity product.

In 1997, the Account began offering certain accounts in the Smith Barney Concert Allocation Series, Inc. These include the Select High Growth and Select Balanced which commenced operations on February 21, 1997, Select Growth on March 6, 1997, Select Income on March 19, 1997 and the Select Conservative on March 26, 1997.

The financial statements included herein present only those investment accounts available to contract owners of the PrimElite Variable Annuity product as of December 31, 1996. The financial statements of the remaining investment accounts as well as the Research, OTC and Total Return Accounts, which are also available to contract owners of the Equi-Select Variable Annuity product are presented separately.

Realized gains and losses are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



NOTE 2 - EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $1,546,601 and $185,516, respectively, for the period ended December 31, 1996 ($223,978 and $27,025, respectively for 1995).

An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. For the period ended December 31, 1996, annual contract charges amounted to $57,447 ($1,874 for December 31, 1995).

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. For the period ended December 31, 1996, transfer charges amounted to $188. No transfer charges were assessed in 1995. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

NOTE 3 - FEDERAL INCOME TAXES
Operations of the Account form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of the Account.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                  Period From                Period From
                               January 1, 1996 or         January 1, 1995 or
                                Commencement of            Commencement of
                                   Operations                 Operations
                              to December 31, 1996       to December 31, 1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Research Portfolio          $54,653,079   $1,744,943   $14,168,762     $230,594
OTC Portfolio                28,902,017      341,386     8,736,489      410,391
Total Return Portfolio       39,063,198      532,334    14,267,685      137,651
International Equity
 Portfolio                    8,397,915      126,647     1,754,791        1,113
Income and Growth
 Portfolio                   17,726,592      542,555     3,373,110        6,680
High Income Portfolio         7,606,805      320,692       792,963        1,972
Money Market Portfolio       11,135,757    8,725,874     2,614,578    1,336,686
Appreciation Portfolio        5,719,716      100,280            --           --





NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                  Period From                Period From
                               January 1, 1996 or         January 1, 1995 or
                                Commencement of            Commencement of
                                   Operations                 Operations
                              to December 31, 1996       to December 31, 1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Research Account              3,947,429      357,941     1,196,506        9,931
OTC Account                   2,002,398      159,271       705,565        9,749
Total Return Account          3,298,269      256,496     1,315,204       35,745
International Equity
 Account                        663,194       12,607       154,388           --
Income and Growth
 Account                      1,330,977       46,462       295,140            6
High Income Account             623,760       25,307        72,433          150
Money Market Account          1,696,660    1,472,802       295,977      170,929
Appreciation Account            509,854       12,820            --           --



































NOTE 6 - NET ASSETS
Net assets at December 31, 1996 consisted of the following:

                                                        Total     International
                             Research       OTC         Return        Equity
                             Account      Account      Account       Account
                           ____________ ____________ ____________ ______________
Unit transactions          $68,507,383  $36,983,620  $53,320,057    $10,117,851
Accumulated net
 investment income (loss)    1,719,749    2,637,867    1,335,360        (75,517)
Net unrealized appreciation
 (depreciation) of
 investments                 6,948,151    1,231,335    4,179,748        762,728
                           ____________ ____________ ____________ ______________
                           $77,175,283  $40,852,822  $58,835,165    $10,805,062
                           ============ ============ ============ ==============

                              Income        High        Money
                            and Growth     Income       Market     Appreciation
                             Account      Account      Account       Account
                           ____________ ____________ ____________ ______________
Unit transactions          $20,290,356   $7,669,715   $3,676,170     $5,219,752
Accumulated net
 investment income (loss)      374,178      430,059       17,820        407,946
Net unrealized appreciation
 (depreciation) of
 investments                 1,806,346       94,857           --        (41,534)
                           ____________ ____________ ____________ ______________
                           $22,470,880   $8,194,631   $3,693,990     $5,586,164
                           ============ ============ ============ ==============